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                          UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                           FORM N-CSR

           CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                MANAGEMENT INVESTMENT COMPANIES


          Investment Company Act file number:   811-4000
                                                --------

                    SUMMIT MUTUAL FUNDS, INC.
        (Exact name of registrant as specified in charter)

           1876 Waycross Road, Cincinnati, Ohio 45240
        (Address of principal executive offices)  (Zip code)

                      John F. Labmeier, Esq.
            The Union Central Life Insurance Company
                          P.O. Box 40888
                        1876 Waycross Road
                      Cincinnati, Ohio 45240
             (Name and address of agent for service)

Registrant's telephone number, including area code:   (513) 595-2600

Date of fiscal year end:           September 30, 2005

Date of reporting period:          September 30, 2005


ITEM 1.

SUMMIT MUTUAL FUNDS

ANNUAL REPORT

SUMMIT APEX SERIES

NASDAQ-100 INDEX FUND
EVEREST FUND
BOND FUND
SHORT-TERM GOVERNMENT FUND
HIGH YIELD BOND FUND
MONEY MARKET FUND

SEPTEMBER 30, 2005

[SUMMIT MUTUAL FUNDS LOGO]

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                               ANNUAL REPORT - TABLE OF CONTENTS

Message from the President                                                     1
     Fund Expenses                                                             2

Fund Managers' Reports and Financial Statements:
     Nasdaq-100 Index Fund                                                     3
     Everest Fund                                                              9
     Bond Fund                                                                14
     Short-term Government Fund                                               22
     High Yield Bond Fund                                                     27
     Money Market Fund                                                        33

Notes to Financial Statements                                                 38

Report of Independent Registered Public Accounting Firm                       42


THIS FUND FILES A COMPLETE SCHEDULE OF INVESTMENTS IN SECURITIES WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT www.sec.gov. THE FUND'S FORM N-Q MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF SHAREHOLDERS AND BENEFICIAL OWNERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS IT IS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS FOR SUMMIT MUTUAL FUNDS, INC.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                      MESSAGE FROM THE PRESIDENT

We are pleased to send you Summit Mutual Funds' 2005 Annual Report for the fiscal year ended September 30, 2005. We welcome new and thank existing investors in the Summit Funds. We strive to help you reach your financial goals.

The economy has shown a notable resiliency this fiscal year. Returns in almost every asset class were positive and real gross domestic product showed consistent, albeit moderate, growth. All this was accomplished in the face of swelling oil prices, eight 0.25% increases in the federal funds rate, natural disasters and declining consumer confidence.

Market returns were generally stronger in the first half of the fiscal year although quarter-to-quarter growth in real gross domestic product was fairly constant over the entire fiscal year. The Federal Reserve raised the federal funds rate from 1.75% to 3.75% during the year in their continued efforts to keep inflation in check. Crude oil prices soared by 34% and this contributed to the 55% increase in the average retail price of unleaded gasoline in the United States. Apparently these inflation fears and higher gasoline prices continued to weigh on the consumers mind during the fiscal year as the consumer confidence index fell from 92.9 in October of 2004 to 86.6 in September of 2005.

Although the two hurricanes in the gulf coast late in the fiscal year added to the drop in consumer confidence, they do not appear to have eased the Federal Reserve's focus on inflation. Bond dealers and investors are betting that Alan Greenspan will close his tenure at the Federal Reserve with three more federal funds rate hikes before he turns the Chairman's role over to Ben Bernanke, President Bush's nominee, on January 31, 2006.

"MAINTAIN THE PROPER PERSPECTIVE (AND) HAVE REALISTIC EXPECTATIONS . . ."

Equity markets improved during the fiscal year. For the twelve month period ended September 30, 2005, the large cap S&P 500 Index advanced 12.25%, the S&P MidCap 400 Index improved 22.14% and the small cap Russell 2000 Index rose 17.95%. Other market sectors had the large cap growth Nasdaq-100 Index gaining 13.81% and the international EAFE Index soared 26.32%.

Fixed income markets provided positive returns, despite the rising interest rates and downgrades of debt from both GM and Ford to high yield or "junk bond" status. The rising interest rates still seem to have more effect on the shorter end of the yield curve as spreads between the 3 month Treasury Bill and the 10 year Treasury Note have closed to 0.78% at September 30, 2005 versus 2.51% at the same time last year. The 10 year Treasury Note ended the period at 4.32%. The Lehman Brothers Aggregate Bond Index's period return was 2.80% during the period. High yield markets slowed from their heady returns of the last several years with a return of 6.70% in the Merrill Lynch High Yield Master II Index. Money market returns continued to rebound from record lows as a result of the string of rate increases with the Money Fund's First Tier Retail index returning 1.92% for the period.

"PROPER DIVERSIFICATION OF YOUR INVESTMENTS . . . IS AN IMPORTANT COMPONENT OF ACHIEVING YOUR LONG-TERM INVESTMENT GOALS."

Our message rings true in uncertain times. Maintain the proper perspective, have realistic expectations and ensure that your investment strategy is appropriate for your risk tolerance and time horizon. Concepts such as asset allocation and portfolio rebalancing are critical in periods of volatile returns. Proper diversification of your investments, both within and across asset sectors, (or specifically stocks, bonds and cash) is an important component of achieving your long-term investment goals. Summit Mutual Funds provides a solid foundation for diversified investment planning with choices across equity and fixed-income styles.

RECENT HIGHLIGHTS:

- Summit's Everest Fund continues to demonstrate strong one, three and five year performance (with average annual returns of 13.96%, 19.83% and 8.12%). This ranks it as a top performer by leading rating agencies.

- Summit continues to provide low cost mutual funds. While the industry average for stock mutual fund expense ratios is 1.25%, Summit's average stock fund expense ratio is 0.70%

Thank you for choosing Summit Funds and for the trust that you have placed in us.

Best regards,


/s/ Steven R. Sutermeister

Steven R. Sutermeister
President

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
2005 ANNUAL REPORT - FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments*, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2005 through September 30, 2005.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual net expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, net of fee waivers and expense reimbursements, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                BEGINNING           ENDING
ANNUALIZED    EXPENSES PAID **
                                              ACCOUNT VALUE      ACCOUNT VALUE
NET EXPENSE   APRIL 1, 2005 TO
                      FUND                    APRIL 1, 2005   SEPTEMBER 30, 2005
RATIO     SEPTEMBER 30, 2005
     ---------------------------------------------------------------------------
---------------------------------
             BASED ON ACTUAL RETURN
     Nasdaq-100 Index Fund Class I               $  1,000          $  1,080
0.65%            $  3
     Nasdaq-100 Index Fund Class A*                 1,000             1,079
0.90%               5
     Everest Fund Class I                           1,000             1,033
0.97%               5
     Everest Fund Class A*                          1,000             1,031
1.22%               6
     Bond Fund                                      1,000             1,025
0.74%               4
     Short-term Government Fund                     1,000             1,013
0.73%               4
     High Yield Bond Fund                           1,000             1,085
1.22%               6
     Money Market Fund                              1,000             1,011
0.45%               2

          BASED ON HYPOTHETICAL RETURN
           (5% return before expenses)
     Nasdaq-100 Index Fund Class I               $  1,000          $  1,021
0.65%            $  3
     Nasdaq-100 Index Fund Class A*                 1,000             1,020
0.90%               5
     Everest Fund Class I                           1,000             1,020
0.97%               5
     Everest Fund Class A*                          1,000             1,018
1.22%               6
     Bond Fund                                      1,000             1,021
0.74%               4
     Short-term Government Fund                     1,000             1,021
0.73%               4
     High Yield Bond Fund                           1,000             1,018
1.22%               6
     Money Market Fund                              1,000             1,022
0.45%               2

   * Prior to October 1, 2004, the Class A shares of the Nasdaq-100 Index and Everest Funds' shares were designated as Class F, and were not subject to an initial sales charge.
   **Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                           NASDAQ-100 INDEX FUND

OBJECTIVE - Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index (the "Index").

STRATEGY - The Nasdaq-100 Index Fund (the "Fund") will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Index.

MANAGER'S COMMENTS:

For the fiscal year ended September 30, 2005, the Fund's (Class I) total return was 13.20% (after waivers and reimbursements, but before the impact of any product or contract-level fees). This compares to a 13.81% total return for the Index. The difference of 0.61% is referred to as "tracking error" and is largely attributed to the Fund's operating expenses. These expenses represent the Fund's costs for advisory, administration, accounting, custody and other services. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Fund; brokerage commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Fund's objectives and strategies call for correlation of at least 95% between the Fund's pre-expense total return and that of the Index. The Fund achieved this level of correlation for the period presented.

                                    FUND DATA

     Manager:                          Team Managed
     Inception Date:                   December 29, 1999
     Total Net Assets:                 $17.3 Million
     Number of Equity Holdings:        100
     Median Cap Size:                  $8.4 Billion
     Dividend Yield:                   0.37%

[CHART]

               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

Summit Nasdaq-100 Index Fund Class I - Average Annual Total Return

           1-YEAR    5-YEAR    SINCE INCEPTION
           13.20%   -15.54%        -13.73%

Summit Nasdaq-100 Fund Index Class A - Average Total Return

           1-YEAR    5-YEAR    SINCE INCEPTION
           12.96%   -15.68%        -13.81%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Prior to July 1, 2002, Class A share performance is based on Class I performance.

            SUMMIT NASDAQ-100 INDEX FUND    SUMMIT NASDAQ-100 INDEX FUND
                       CLASS I                        CLASS A
NASDAQ-100 INDEX
Dec-1999              $  10,000                      $  10,000                 $
10,000
Dec-1999              $  10,310                      $  10,362                 $
10,304
Jan-2000              $   9,970                      $   9,716                 $
9,922
Feb-2000              $  12,020                      $  12,071                 $
11,859
Mar-2000              $  12,310                      $  12,371                 $
12,224
Apr-2000              $  10,590                      $  10,641                 $
10,488
May-2000              $   9,310                      $   9,353                 $
9,240
Jun-2000              $  10,540                      $  10,587                 $
10,462
Jul-2000              $  10,070                      $  10,111                 $
10,033
Aug-2000              $  11,372                      $  11,418                 $
11,336
Sep-2000              $   9,938                      $   9,966                 $
9,927
Oct-2000              $   9,116                      $   9,148                 $
9,125
Nov-2000              $   6,996                      $   7,017                 $
6,969
Dec-2000              $   6,512                      $   6,530                 $
6,511
Jan-2001              $   7,167                      $   7,187                 $
7,210
Feb-2001              $   5,272                      $   5,284                 $
5,306
Mar-2001              $   4,334                      $   4,341                 $
4,375
Apr-2001              $   5,101                      $   5,109                 $
5,159
May-2001              $   4,949                      $   4,958                 $
5,006
Jun-2001              $   5,020                      $   5,027                 $
5,090
Jul-2001              $   4,617                      $   4,622                 $
4,683
Aug-2001              $   4,022                      $   4,024                 $
4,088
Sep-2001              $   3,195                      $   3,194                 $
3,250
Oct-2001              $   3,720                      $   3,719                 $
3,797
Nov-2001              $   4,345                      $   4,347                 $
4,440
Dec-2001              $   4,294                      $   4,297                 $
4,387
Jan-2002              $   4,224                      $   4,226                 $
4,313
Feb-2002              $   3,697                      $   3,697                 $
3,782
Mar-2002              $   3,947                      $   3,948                 $
4,042
Apr-2002              $   3,468                      $   3,465                 $
3,554
May-2002              $   3,276                      $   3,273                 $
3,363
Jun-2002              $   2,847                      $   2,841                 $
2,926
Jul-2002              $   2,611                      $   2,603                 $
2,678
Aug-2002              $   2,554                      $   2,546                 $
2,623
Sep-2002              $   2,254                      $   2,242                 $
2,317
Oct-2002              $   2,675                      $   2,665                 $
2,755
Nov-2002              $   3,018                      $   3,011                 $
3,107
Dec-2002              $   2,659                      $   2,650                 $
2,741
Jan-2003              $   2,655                      $   2,645                 $
2,737
Feb-2003              $   2,726                      $   2,717                 $
2,813
Mar-2003              $   2,746                      $   2,737                 $
2,839
Apr-2003              $   2,980                      $   2,973                 $
3,082
May-2003              $   3,224                      $   3,219                 $
3,339
Jun-2003              $   3,232                      $   3,228                 $
3,349
Jul-2003              $   3,431                      $   3,428                 $
3,559
Aug-2003              $   3,601                      $   3,598                 $
3,739
Sep-2003              $   3,498                      $   3,495                 $
3,635
Oct-2003              $   3,800                      $   3,798                 $
3,952
Nov-2003              $   3,818                      $   3,816                 $
3,974
Dec-2003              $   3,931                      $   3,928                 $
4,097
Jan-2004              $   3,996                      $   3,994                 $
4,167
Feb-2004              $   3,933                      $   3,930                 $
4,105
Mar-2004              $   3,845                      $   3,840                 $
4,016
Apr-2004              $   3,744                      $   3,737                 $
3,913
May-2004              $   3,917                      $   3,910                 $
4,096
Jun-2004              $   4,048                      $   4,041                 $
4,237
Jul-2004              $   3,738                      $   3,728                 $
3,912
Aug-2004              $   3,655                      $   3,644                 $
3,826
Sep-2004              $   3,772                      $   3,760                 $
3,950
Oct-2004              $   3,966                      $   3,954                 $
4,157
Nov-2004              $   4,193                      $   4,179                 $
4,396
Dec-2004              $   4,325                      $   4,310                 $
4,537
Jan-2005              $   4,053                      $   4,038                 $
4,254
Feb-2005              $   4,031                      $   4,016                 $
4,233
Mar-2005              $   3,954                      $   3,937                 $
4,154
Apr-2005              $   3,788                      $   3,773                 $
3,981
May-2005              $   4,114                      $   4,095                 $
4,326
Jun-2005              $   3,981                      $   3,961                 $
4,188
Jul-2005              $   4,278                      $   4,256                 $
4,502
Aug-2005              $   4,219                      $   4,197                 $
4,440
Sep-2005              $   4,270                      $   4,247                 $
4,495

                             TOP 10 EQUITY HOLDINGS

                                         (% OF NET ASSETS)
                                         -----------------
     Microsoft Corporation                     6.59%
     QUALCOMM Incorporated                     6.13%
     Apple Computer, Inc.                      4.31%
     Intel Corporation                         3.65%
     Amgen Inc.                                3.18%
     eBay Inc.                                 2.89%
     Cisco Systems, Inc.                       2.84%
     Dell Inc.                                 2.09%
     Symantec Corporation                      1.97%
     Comcast Corporation                       1.95%

[CHART]

                               SECTOR ALLOCATIONS

Communications                  24.9%
Consumer Cyclical                9.0%
Consumer Non-Cyclical           16.3%
Industrial                       2.5%
Technology                      36.8%
Short-Term, Futures & Other     10.5%

      "Nasdaq" and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Fund. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
FINANCIAL HIGHLIGHTS                                      NASDAQ-100 INDEX FUND

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.


CLASS I
                                                               -----------------
--------------------------------------------------

YEAR ENDED SEPTEMBER 30,
                                                               -----------------
--------------------------------------------------
                                                                  2005
2004           2003          2002          2001
                                                               -----------------
--------------------------------------------------
Net asset value, beginning of period                           $    18.71    $
17.35    $    11.18     $    15.85    $    49.55
                                                               ----------    ---
-------    ----------     ----------    ----------
Investment Activities:
   Net investment income / (loss)                                    0.16
(0.07)        (0.04)         (0.03)         0.05
   Net realized and unrealized gains / (losses)                      2.31
1.43          6.21          (4.64)       (33.55)
                                                               ----------    ---
-------    ----------     ----------    ----------
Total from Investment Activities                                     2.47
1.36          6.17          (4.67)       (33.50)
                                                               ----------    ---
-------    ----------     ----------    ----------

DISTRIBUTIONS:
Net investment income                                               (0.09)
--            --             --         (0.15)
Return of capital                                                      --
--            --             --         (0.05)
                                                               ----------    ---
-------    ----------     ----------    ----------
Total Distributions                                                 (0.09)
--            --             --         (0.20)
                                                               ----------    ---
-------    ----------     ----------    ----------
Net asset value, end of period                                 $    21.09    $
18.71    $    17.35     $    11.18    $    15.85
                                                               ==========
==========    ==========     ==========    ==========
Total return                                                        13.20%
7.84%        55.19%        -29.46%       -67.85%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net (2)                    0.65%
0.65%         0.65%          0.65%         0.65%
Ratio of expenses to average net assets - gross                      1.13%
1.13%         1.38%          1.35%         1.14%
Ratio of net investment income / (loss) to average net assets        0.79%
-0.33%        -0.33%         -0.17%         0.10%
Portfolio turnover rate                                             10.60%
4.92%         7.68%          1.94%        13.94%
Net assets, end of period (000's)                              $   17,040    $
16,874    $   15,847     $    6,426    $    7,406


CLASS A
                                                                           -----
-------------------------------------------------

PERIOD FROM

JULY 1, 2002(1)

YEAR ENDED SEPTEMBER 30,       TO SEPTEMBER 30,
                                                                           -----
-------------------------------------------------

2005          2004         2003         2002
                                                                           -----
-------------------------------------------------
Net asset value, beginning of period                                       $
18.60     $   17.30     $   11.17    $    13.41
                                                                           -----
----     ---------     ---------    ----------
Investment Activities:
   Net investment income / (loss)
0.08         (0.08)        (0.08)        (0.02)
   Net realized and unrealized gains / (losses)
2.33          1.38          6.21         (2.22)
                                                                           -----
----     ---------     ---------    ----------
Total from Investment Activities
2.41          1.30          6.13         (2.24)
                                                                           -----
----     ---------     ---------    ----------

DISTRIBUTIONS:
Net investment income
(0.07)           --            --            --
                                                                           -----
----     ---------     ---------    ----------
Total Distributions
(0.07)           --            --            --
                                                                           -----
----     ---------     ---------    ----------
Net asset value, end of period                                             $
20.94     $   18.60     $   17.30    $    11.17

=========     =========     =========    ==========
Total return
12.96%         7.51%        54.88%       -16.70%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net (2)
0.90%         0.90%         0.89%         0.90%(3)
Ratio of expenses to average net assets - gross
1.38%         1.39%         1.52%         2.01%(3)
Ratio of net investment income / (loss) to average net assets
0.34%        -0.59%        -0.63%        -0.49%(3)
Portfolio turnover rate
10.60%         4.92%         7.68%         1.94%
Net assets, end of period (000's)                                          $
247     $     153     $      99    $        4

(1)  COMMENCEMENT OF OPERATIONS.
(2) NET EXPENSES REPRESENT GROSS EXPENSES REDUCED BY FEES WAIVED AND/OR REIMBURSED BY THE ADVISER.
(3)  ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
NASDAQ-100 INDEX FUND                                    SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2005

                                                                 SHARES
VALUE
                                                          ----------------------
-------
COMMON STOCKS - 90.03.%
BASIC MATERIALS - 0.47%
  Sigma-Aldrich Corporation                                         778   $
49,839
  Smurfit-Stone Container Corporation*                            2,987
30,945
                                                                          ------
-------

80,784
                                                                          ------
-------
COMMUNICATIONS - 24.94%
  Amazon.com, Inc.*                                               3,282
148,675
  Check Point Software Technologies Ltd.*                         2,893
70,357
  Cisco Systems, Inc.*                                           27,399
491,264
  Comcast Corporation*                                           11,445
336,254
  Comverse Technology, Inc.*                                      2,495
65,543
  eBay Inc.*                                                     12,118
499,262
  EchoStar Communications Corporation                             2,638
78,006
  LM Ericsson Telephone Company*                                  1,327
48,886
  IAC/InterActiveCorp*                                            4,226
107,129
  JDS Uniphase Corporation*                                      22,649
50,281
  Juniper Networks, Inc.*                                         4,425
105,271
  Lamar Advertising Company*                                      1,036
46,992
  Level 3 Communications, Inc.*                                   8,278
19,205
  Liberty Global, Inc.*                                           2,897
78,451
  MCI, Inc.                                                       4,265
108,203
  NTL Incorporated*                                               1,114
74,415
  QUALCOMM Incorporated                                          23,670
1,059,233
  Sirius Satellite Radio Inc.*                                   17,256
113,027
  Symantec Corporation*                                          15,032
340,625
  Tellabs, Inc.*                                                  3,061
32,202
  VeriSign, Inc.*                                                 2,999
64,089
  XM Satellite Radio Holdings Inc.*                               2,746
98,609
  Yahoo! Inc.*                                                    8,127
275,018
                                                                          ------
-------

4,310,997
                                                                          ------
-------
CONSUMER CYCLICAL - 9.02%
  Bed Bath & Beyond Inc.*                                         4,773
191,779
  CDW Corporation                                                 1,005
59,215
  Cintas Corporation                                              2,423
99,464
  Costco Wholesale Corporation                                    3,029
130,520
  Dollar Tree Stores, Inc.*                                       1,252
27,106
  Fastenal Company                                                  867
52,965
  PACCAR Inc.                                                     2,306
156,554
  PETsMART, Inc.                                                  1,707
37,178
  Ross Stores, Inc.                                               1,728
40,954
  Sears Holdings Corporation*                                     2,070
257,549
  Staples, Inc.                                                   5,924
126,300
  Starbucks Corporation*                                          6,410
321,141
  Wynn Resorts, Limited*                                          1,302
58,785
                                                                          ------
-------

1,559,510
                                                                          ------
-------
CONSUMER NON-CYCLICAL - 16.30%
  Amgen Inc.*                                                     6,901
549,803
  Apollo Group, Inc.*                                             2,191
145,460
  Biogen Idec Inc*                                                4,412
174,186
  Biomet, Inc.                                                    4,033
139,985
  Career Education Corporation*                                   1,256
44,663
  Celgene Corporation*                                            1,996
108,423
  Chiron Corporation*                                             3,153
137,534
  DENTSPLY International Inc.                                       913   $
49,320
  Express Scripts, Inc.*                                          1,591
98,960
  Genzyme General*                                                3,861
276,602
  Gilead Sciences, Inc.*                                          5,386
262,621
  Invitrogen Corporation*                                           598
44,988
  Lincare Holdings Inc.*                                          1,136
46,633
  MedImmune, Inc.*                                                3,164
106,469
  Millennium Pharmaceuticals, Inc.*                               4,061
37,889
  Patterson Companies Inc.*                                       1,586
63,488
  Paychex, Inc.                                                   4,314
159,963
  Sepracor Inc.*                                                  1,228
72,440
  Teva Pharmaceutical Industries Limited                          5,755
192,332
  Whole Foods Market, Inc.                                          792
106,484
                                                                          ------
-------

2,818,243
                                                                          ------
-------
INDUSTRIAL - 2.51%
  American Power Conversion Corporation                           2,344
60,710
  C.H. Robinson Worldwide, Inc.                                   1,015
65,081
  Expeditors International of Washington, Inc.                    1,256
71,316
  Flextronics International Ltd.*                                 7,455
95,797
  Garmin Ltd.                                                     1,200
81,396
  Molex Incorporated                                              1,187
31,669
  Sanmina-SCI Corporation*                                        6,733
28,885
                                                                          ------
-------

434,854
                                                                          ------
-------
TECHNOLOGY - 36.79%
  Adobe Systems Incorporated                                      5,790
172,832
  Altera Corporation*                                             6,289
120,183
  Apple Computer, Inc.*                                          13,891
744,697
  Applied Materials, Inc.                                        10,071
170,804
  ATI Technologies Inc.*                                          2,983
41,583
  Autodesk, Inc.                                                  2,856
132,633
  BEA Systems, Inc.*                                              4,372
39,261
  Broadcom Corporation*                                           3,090
144,952
  Citrix Systems, Inc.*                                           2,429
61,065
  Cognizant Technology Solutions Corporation*                     1,598
74,451
  Dell Inc.*                                                     10,585
362,007
  Electronic Arts Inc.*                                           3,675
209,071
  Fiserv, Inc.*                                                   2,824
129,537
  Intel Corporation                                              25,598
630,991
  Intersil Corporation                                            1,858
40,467
  Intuit Inc.*                                                    2,740
122,779
  KLA-Tencor Corporation                                          2,873
140,086
  Lam Research Corporation*                                       1,691
51,525
  Linear Technology Corporation                                   4,920
184,943
  Marvell Technology Group, Ltd.*                                 3,210
148,013
  Maxim Integrated Products, Inc.                                 5,515
235,215
  Mercury Interactive Corporation*                                1,106
43,797
  Microchip Technology Incorporated                               2,087
62,860
  Microsoft Corporation                                          44,244
1,138,398
  Network Appliance, Inc.*                                        4,617
109,608
  Novellus Systems, Inc.*                                         1,695
42,511
  Oracle Corporation*                                            25,848
320,257
  Pixar*                                                          1,432
63,738
  QLogic Corporation*                                             1,110
37,962
  Research in Motion Limited*                                     2,291
156,704
  SanDisk Corporation*                                            2,000
96,500
  Siebel Systems, Inc.                                            7,332
75,740

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                 SHARES
VALUE
                                                          ----------------------
-------
TECHNOLOGY - 36.79% (CONTINUED)
  Sun Microsystems, Inc.*                                        17,801   $
69,780
  Synopsys, Inc.*                                                 1,597
30,183
  Xilinx, Inc.                                                    5,564
154,957
                                                                          ------
-------

6,360,090
                                                                          ------
-------
    Total Common Stocks
       (cost $13,408,316)
15,564,478
                                                                          ------
-------

SHORT-TERM INVESTMENTS(3) - 10.04%
NORTHERN TRUST DIVERSIFIED ASSETS
FUND - 2.00%                                                    344,936
344,936
                                                                          ------
-------

                                                              PRINCIPAL
VALUE
                                                          ----------------------
-------
U.S. TREASURY BILL - 8.04%
  (3.120% due 12/15/05)                                   $   1,400,000   $
1,390,808
                                                                          ------
-------
    Total Short-Term Investments
       (cost $1,735,089)
1,735,744
                                                                          ------
-------
TOTAL INVESTMENTS - 100.07%
   (cost $15,143,405)(1)
17,300,222
                                                                          ------
-------
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(2) - 8.90%
1,538,158
                                                                          ------
-------
OTHER ASSETS AND LIABILITIES - (8.97%)
(1,551,153)
                                                                          ------
-------
TOTAL NET ASSETS - 100.00%                                                $
17,287,227

=============

*    Non-income producing

(1) For federal income tax purposes, cost is $15,373,745 and gross unrealized appreciation and depreciation of securities as of September 30, 2005 was $3,950,763 and ($2,024,286), respectively, with a net appreciation / depreciation of $1,926,477.

(2) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $1,510,636, $1,538,158, and $4,552, respectively.

(3) Securities and other assets with an aggregate value of $1,710,840 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2005:

                                                     UNREALIZED
                                                    APPRECIATION/
TYPE                                 CONTRACTS     (DEPRECIATION)
-----------------------------------------------------------------
Nasdaq-100 Index (12/05)                 10          $  (8,580)
Nasdaq-100 Index Mini (12/05)             3          $    (528)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005

ASSETS
   Investments in securities, at value                    $  17,300,222
   Cash                                                               3
   Collateral for securities loaned, at fair value            1,538,158
   Receivables:
      Shares sold                                                 1,100
      Interest and dividends                                      1,533
   Variation margin                                              13,780
   Receivable from Adviser                                        7,925
   Prepaid expenses and other                                     5,258
                                                          -------------
                                                             18,867,979
                                                          -------------
LIABILITIES
   Payables:
      Shares redeemed                                            10,332
      Payable upon return of securities loaned                1,538,158
      12b-1 fees                                                    118
      Directors' fees                                               836
      Custodian fees                                              3,462
      Fund accounting fees                                        6,374
      Professional fees                                          16,252
      Other accrued expenses                                      5,220
                                                          -------------
                                                              1,580,752
                                                          -------------
NET ASSETS*
   Paid-in capital                                           26,358,974
   Accumulated undistributed net
      investment income                                          57,272
   Accumulated net realized gain / (loss)
      on investments and futures contracts                  (11,276,728)
   Net unrealized appreciation / (depreciation)
      on investments and futures contracts                    2,147,709
                                                          -------------
                                                          $  17,287,227
                                                          =============
Investments at cost                                       $  15,143,405
Shares authorized per class ($.10 par value)                 20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS

                                           SHARES
SHARE CLASS          NET ASSETS/         OUTSTANDING
 Class I            $ 17,040,484           808,067        $       21.09
 Class A            $    246,743            11,785        $       20.94
Class A maximum offering price per share (net asset
  value plus sales charge of 2.50% of offering price)**   $       20.94

*FEDERAL TAX DATA AS OF SEPTEMBER 30, 2005
   Undistributed ordinary income                          $      57,272
   Unrealized appreciation                                $   1,926,477
   Percentage of ordinary income distributions
      designated as qualified dividend income                       100%
   Dividends received deduction for corporate
      shareholders                                                   99%

           CAPITAL LOSS CARRYFORWARD                      POST-OCTOBER CAPITAL
           EXPIRING SEPTEMBER 30:                             LOSSES DEFERRED:
--------------------------------------------------------  --------------------
                                                              SEPTEMBER 30,
     2009           2010           2012          2013             2005
     ----           ----           ----          ----             ----
$ (3,158,440)  $ (2,454,653)  $ (1,364,110) $ (1,719,950)    $ (2,358,343)

**Until further notice, the initial sales charge is waived for all investments in Class A shares of the Nasdaq-100 Index Fund.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2005

INVESTMENT INCOME
   Interest                                               $      22,476
   Dividends                                                    227,132
   Foreign dividend taxes withheld                                 (520)
   Other income                                                   3,939
                                                          -------------
                                                                253,027
                                                          -------------
EXPENSES
   Advisory fees                                                 61,575
   Administration expenses                                       17,593
   Custodian fees and expenses                                   10,505
   Fund accounting fees                                          39,025
   Professional fees                                             20,623
   Directors' fees                                                2,165
   Transfer agent fees                                           26,835
   Royalty fee                                                    5,001
   12b-1 fees                                                       536
   Registration expense                                          11,710
   Other expenses                                                 4,508
                                                          -------------
                                                                200,076
   Reimbursements and waivers                                   (85,186)
                                                          -------------
                                                                114,890
                                                          -------------
NET INVESTMENT INCOME / (LOSS)                                  138,137
                                                          -------------

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments
      and options                                            (3,273,904)
   Net realized gain / (loss) on
      futures contracts                                         107,843
                                                          -------------
                                                             (3,166,061)
                                                          -------------

   Net change in unrealized appreciation /
      (depreciation) on investments                           5,227,907
                                                          -------------

NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                                              2,061,846
                                                          -------------

NET INCREASE / (DECREASE)
IN NET ASSETS FROM OPERATIONS                             $   2,199,983
                                                          =============

TRANSACTIONS WITH AFFILIATES:

         PERCENT OF CURRENT
           NET ASSET VALUE
--------------------------------------
              ADMINISTRATION  EXPENSE
 ADVISORY FEE       FEE       LIMIT(1)   WAIVER   REIMBURSEMENT
---------------------------------------------------------------
     0.35%          0.10%      0.30%     $   --     $  85,186

(1) The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED SEPTEMBER 30,


2005             2004

------------------------------
OPERATIONS
   Net investment income / (loss)
$     138,137    $     (60,370)
   Net realized gain / (loss) on investments and futures
(3,166,061)        (701,453)
   Net change in unrealized appreciation / (depreciation) on investments and
futures contracts        5,227,907        1,965,986

-------------    -------------

2,199,983        1,204,163

-------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS*
Class I
   Net investment income
(80,211)              --
Class A
   Net investment income
(654)              --

-------------    -------------

(80,865)              --

-------------    -------------
FUND SHARE TRANSACTIONS
Class I
   Proceeds from shares sold
3,929,344        6,744,486
   Reinvestment of distributions
80,006               --
   Payments for shares redeemed
(5,938,706)      (6,917,021)

-------------    -------------

(1,929,356)        (172,535)

-------------    -------------
Class A
   Proceeds from shares sold
105,074          140,770
   Reinvestment of distributions
654               --
   Payments for shares redeemed
(35,419)         (91,737)

-------------    -------------

70,309           49,033

-------------    -------------
NET INCREASE / (DECREASE) IN NET ASSETS
260,071        1,080,661
NET ASSETS
   Beginning of period
17,027,156       15,946,495

-------------    -------------
   End of period
$  17,287,227    $  17,027,156

=============    =============
ACCUMULATED UNDISTRIBUTED / (DISTRIBUTIONS IN EXCESS OF)
      NET INVESTMENT INCOME
$      57,272    $          --

=============    =============

FUND SHARE TRANSACTIONS
Class I
   Sold
197,080          352,416
   Reinvestment of distributions
3,814               --
   Redeemed
(294,777)        (363,681)

-------------    -------------
      Net increase / (decrease) from fund share transactions
(93,883)         (11,265)

=============    =============
Class A
   Sold
5,253            7,358
   Reinvestment of distributions
32               --
   Redeemed
(1,748)          (4,849)

-------------    -------------
      Net increase / (decrease) from fund share transactions
3,537            2,509

=============    =============
TOTAL COST OF PURCHASES OF:
   Common Stocks
$   1,764,883    $   4,263,743

-------------    -------------

$   1,764,883    $   4,263,743

=============    =============
TOTAL PROCEEDS FROM SALES OF:
   Common Stocks
$   4,992,562    $     809,048

-------------    -------------

$   4,992,562    $     809,048

=============    =============
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income
$      80,865    $          --

-------------    -------------

$      80,865    $          --

=============    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                                    EVEREST FUND

OBJECTIVE - Seeks primarily long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. Current income is a secondary objective.

STRATEGY - The Everest Fund (the "Fund") seeks special opportunities in securities that are selling at a discount from theoretical price/earnings ratios and that seem capable of recovering from their temporarily out-of-favor status (a "value" investment style).

MANAGER'S COMMENTS:

The Fund's (Class I) performance for the fiscal year ended September 30, 2005 was 13.96% (before the impact of any product or contract-level fees) versus 16.80% for the Russell 1000 Value Index and 12.25% for the Standard & Poor's 500 Composite Stock Price Index. In spite of rising interest rates, these equity indices rose as a result of strong overall earnings growth in the constituent companies and very strong returns in the energy sector.

The largest sector for the Fund is the financial sector. Some of the best performing stocks in the sector were those with a developing story, including Mellon Financial Corp. (selling low return businesses), PNC Financial Services (integration cost savings), MBNA Corporation (earnings stumble and subsequent acquisition), and the St. Paul Travelers Companies (executing after struggling to integrate the Travelers acquisition). Good sub-sector positioning in the transportation sector (primarily railroads) boosted performance. Energy and oil service stocks were strong contributors to return as they soared with commodity prices. In addition, the acquisition of Unocal by Chevron boosted returns in the energy sector.

The largest detractor from performance was the materials group. The portfolio was concentrated in the aluminum and chemical sub-sectors which lagged the group. Similarly our sub-sectors within utilities detracted from performance. The Fund reduced its exposure to electric utilities that we believe have achieved fair value and shifted exposure to the telephone utilities where we see historically low valuation and high yields.

The Federal Reserve has raised the federal funds from 1.75% to 3.75% in a steady progression over the last twelve months. The effects of Hurricane Katrina, higher interest rates, and very high gasoline prices will begin to weigh on the consumer. The next major blows awaiting the American consumer are the anticipated soaring winter heating bills, lower refinancing cash, and higher adjustable rate mortgages. These headwinds might give the Federal Reserve reason to pause before raising interest rates further. The potential end to the ever-rising interest rate increases might provide some positive stimulus to the markets. As always, the Fund will remain fully invested to benefit from a market recovery and be poised to purchase companies with low valuations, good yields, and a chance for a valuation upgrade.

                                    FUND DATA

     Manager:                          James McGlynn
     Inception Date:                   December 29, 1999
     Total Net Assets:                 $66.6 Million
     Number of Equity Holdings:        58
     Median Cap Size:                  $50.3 Billion
     Average Price-to-earnings Ratio:  16.30x
     Average Price-to-book Ratio:      2.30x
     Dividend Yield:                   2.55%

[CHART]

               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

Summit Everest Fund Class I - Average Annual Total Return

           1-YEAR    5-YEAR    SINCE INCEPTION
           13.96%     8.12%         7.60%

Summit Everest Fund Class A - Average Annual Total Return

           1-YEAR    5-YEAR    SINCE INCEPTION
           7.12%      6.56%         6.23%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Prior to July 1, 2002, Class A share performance is based on Class I performance.

           SUMMIT EVEREST FUND CLASS I    SUMMIT EVEREST FUND CLASS A
RUSSELL 1000 VALUE INDEX
Dec-1999            $  10,000                      $  10,000
$  10,000
Dec-1999            $  10,040                      $  10,020
$  10,109
Jan-2000            $   9,450                      $   9,449
$   9,779
Feb-2000            $   8,760                      $   8,758
$   9,053
Mar-2000            $   9,860                      $   9,860
$  10,157
Apr-2000            $   9,670                      $   9,668
$  10,039
May-2000            $  10,040                      $  10,036
$  10,145
Jun-2000            $   9,780                      $   9,773
$   9,681
Jul-2000            $   9,720                      $   9,711
$   9,802
Aug-2000            $  10,230                      $  10,218
$  10,348
Sep-2000            $  10,321                      $  10,306
$  10,443
Oct-2000            $  10,723                      $  10,706
$  10,699
Nov-2000            $  10,643                      $  10,623
$  10,302
Dec-2000            $  11,285                      $  11,262
$  10,818
Jan-2001            $  11,730                      $  11,706
$  10,860
Feb-2001            $  11,538                      $  11,511
$  10,558
Mar-2001            $  11,203                      $  11,173
$  10,185
Apr-2001            $  11,913                      $  11,881
$  10,684
May-2001            $  12,297                      $  12,259
$  10,924
Jun-2001            $  12,162                      $  12,122
$  10,682
Jul-2001            $  12,338                      $  12,296
$  10,659
Aug-2001            $  11,841                      $  11,797
$  10,232
Sep-2001            $  11,251                      $  11,205
$   9,512
Oct-2001            $  11,458                      $  11,409
$   9,430
Nov-2001            $  12,069                      $  12,017
$   9,978
Dec-2001            $  12,464                      $  12,395
$  10,213
Jan-2002            $  12,375                      $  12,305
$  10,135
Feb-2002            $  12,527                      $  12,454
$  10,151
Mar-2002            $  12,958                      $  12,882
$  10,631
Apr-2002            $  12,349                      $  12,272
$  10,266
May-2002            $  12,275                      $  12,195
$  10,318
Jun-2002            $  11,270                      $  11,188
$   9,725
Jul-2002            $   9,947                      $   9,861
$   8,821
Aug-2002            $  10,098                      $  10,010
$   8,887
Sep-2002            $   8,862                      $   8,773
$   7,899
Oct-2002            $   9,347                      $   9,253
$   8,484
Nov-2002            $  10,229                      $  10,132
$   9,019
Dec-2002            $   9,497                      $   9,396
$   8,627
Jan-2003            $   9,261                      $   9,157
$   8,418
Feb-2003            $   9,132                      $   9,156
$   8,194
Mar-2003            $   9,200                      $   9,092
$   8,208
Apr-2003            $  10,122                      $  10,009
$   8,930
May-2003            $  10,802                      $  10,684
$   9,507
Jun-2003            $  11,136                      $  11,016
$   9,626
Jul-2003            $  11,217                      $  11,095
$   9,769
Aug-2003            $  11,333                      $  11,208
$   9,921
Sep-2003            $  11,310                      $  11,183
$   9,824
Oct-2003            $  11,875                      $  11,744
$  10,425
Nov-2003            $  12,029                      $  11,897
$  10,567
Dec-2003            $  12,812                      $  12,675
$  11,218
Jan-2004            $  13,141                      $  13,003
$  11,416
Feb-2004            $  13,268                      $  13,128
$  11,660
Mar-2004            $  13,036                      $  12,893
$  11,557
Apr-2004            $  12,944                      $  12,797
$  11,275
May-2004            $  12,987                      $  12,839
$  11,390
Jun-2004            $  13,399                      $  13,247
$  11,659
Jul-2004            $  13,077                      $  12,923
$  11,495
Aug-2004            $  13,238                      $  13,081
$  11,658
Sep-2004            $  13,378                      $  13,221
$  11,839
Oct-2004            $  13,638                      $  13,474
$  12,035
Nov-2004            $  14,191                      $  14,018
$  12,644
Dec-2004            $  14,680                      $  14,498
$  13,068
Jan-2005            $  14,365                      $  14,183
$  12,835
Feb-2005            $  14,855                      $  14,665
$  13,260
Mar-2005            $  14,764                      $  14,571
$  13,078
Apr-2005            $  14,412                      $  14,220
$  12,844
May-2005            $  14,764                      $  14,564
$  13,154
Jun-2005            $  14,860                      $  14,657
$  13,297
Jul-2005            $  15,276                      $  15,063
$  13,681
Aug-2005            $  15,215                      $  14,999
$  13,623
Sep-2005            $  15,247                      $  15,026
$  13,813

                             TOP 10 EQUITY HOLDINGS

                                         (% OF NET ASSETS)
                                         -----------------
     Chevron Texaco Corp.                        2.54%
     SBC Communications, Inc.                    2.50%
     GlaxoSmithKline                             2.50%
     Citigroup Inc.                              2.47%
     AOL Time Warner Inc.                        2.45%
     General Electric                            2.35%
     Verizon Communications                      2.32%
     Viacom Inc.                                 2.30%
     Pfizer Inc.                                 2.27%
     News Corporation                            2.27%

[CHART]

                               SECTOR ALLOCATIONS

Consumer Discretionary          12.7%
Consumer Non-Cyclical            8.3%
Energy                          10.8%
Financial                       26.2%
Healthcare                       6.5%
Industrials                      4.4%
Technology                      10.1%
Materials                        4.3%
Telecommunication Services       9.8%
Transportation                   1.6%
Utilities                        2.3%
Short-Term & Other               3.0%

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
FINANCIAL STATEMENTS                                                EVEREST FUND

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.


CLASS I
                                                              ------------------
-------------------------------------------------

YEAR ENDED SEPTEMBER 30,
                                                              ------------------
-------------------------------------------------
                                                                 2005
2004           2003          2002          2001
                                                              ------------------
-------------------------------------------------
Net asset value, beginning of period                          $    58.15    $
49.88    $    39.85     $    54.35    $    51.30
                                                              ----------    ----
------    ----------     ----------    ----------
Investment Activities:
   Net investment income / (loss)                                   0.90
0.80          0.74           0.74          0.95
   Net realized and unrealized gains / (losses)                     6.97
8.27         10.13         (11.12)         3.80
                                                              ----------    ----
------    ----------     ----------    ----------
Total from Investment Activities                                    7.87
9.07         10.87         (10.38)         4.75
                                                              ----------    ----
------    ----------     ----------    ----------

DISTRIBUTIONS:
Net investment income                                              (0.79)
(0.80)        (0.80)         (0.53)        (0.70)
Net realized gains                                                 (3.67)
--         (0.04)         (3.59)        (1.00)
                                                              ----------    ----
------    ----------     ----------    ----------
Total Distributions                                                (4.46)
(0.80)        (0.84)         (4.12)        (1.70)
                                                              ----------    ----
------    ----------     ----------    ----------
Net asset value, end of period                                $    61.56    $
58.15    $    49.88     $    39.85    $    54.35
                                                              ==========
==========    ==========     ==========    ==========
Total return                                                       13.96%
18.29%        27.63%        -21.24%         9.01%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net (2)                   0.97%
0.97%         0.98%          0.96%         0.78%
Ratio of expenses to average net assets - gross                     0.97%
0.97%         0.98%          0.96%         0.80%
Ratio of net investment income / (loss) to average net assets       1.51%
1.46%         1.64%          1.33%         1.67%
Portfolio turnover rate                                            63.46%
73.43%        58.23%         66.74%       105.91%
Net assets, end of period (000's)                             $   65,755    $
61,042    $   48,821     $   42,194    $   57,497


CLASS A
                                                                           -----
-------------------------------------------------

PERIOD FROM

JULY 1, 2002(1)

YEAR ENDED SEPTEMBER 30,       TO SEPTEMBER 30,
                                                                           -----
-------------------------------------------------

2005          2004          2003         2002
                                                                           -----
-------------------------------------------------
Net asset value, beginning of period                                       $
58.62     $   50.34     $   39.84    $    49.73
                                                                           -----
----     ---------     ---------    ----------
Investment Activities:
   Net investment income / (loss)
1.26          0.66          0.61          0.15
   Net realized and unrealized gains / (losses)
6.46          8.35         10.22        (10.04)
                                                                           -----
----     ---------     ---------    ----------
Total from Investment Activities
7.72          9.01         10.83         (9.89)
                                                                           -----
----     ---------     ---------    ----------
DISTRIBUTIONS:
Net investment income
(1.53)        (0.73)        (0.29)           --
Net realized gains
(3.67)           --         (0.04)           --
                                                                           -----
----     ---------     ---------    ----------
Total Distributions
(5.20)        (0.73)        (0.33)           --
                                                                           -----
----     ---------     ---------    ----------
Net asset value, end of period                                             $
61.14     $   58.62     $   50.34    $    39.84

=========     =========     =========    ==========
Total return
13.65%        17.99%        27.32%       -19.89%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net (2)
1.22%         1.22%         1.23%         1.24%(3)
Ratio of expenses to average net assets - gross
1.22%         1.22%         1.23%         1.24%(3)
Ratio of net investment income / (loss) to average net assets
1.03%         1.17%         1.39%         1.37%(3)
Portfolio turnover rate
63.46%        73.43%        58.23%        66.74%
Net assets, end of period (000's)                                          $
875     $      16     $       5    $        4

(1)  COMMENCEMENT OF OPERATIONS.
(2) NET EXPENSES REPRESENT GROSS EXPENSES REDUCED BY FEES WAIVED AND/OR REIMBURSED BY THE ADVISER.
(3)  ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
EVEREST FUNDS                                             SCHEDULE OF INVESTMENT

SEPTEMBER 30, 2005

                                                                 SHARES
VALUE
                                                          ----------------------
-------
COMMON STOCKS - 96.97%
CONSUMER DISCRETIONARY - 12.69%
  AOL Time Warner Inc.                                           90,300   $
1,635,333
  Gap Inc.                                                       59,300
1,033,599
  News Corporation                                               91,500
1,509,750
  Sony Corp.                                                     44,400
1,473,636
  The Walt Disney Co.                                            52,500
1,266,825
  Viacom Inc.                                                    46,448
1,533,248
                                                                          ------
-------

8,452,391
                                                                          ------
-------
CONSUMER NON-CYCLICAL - 8.27%
  Anheuser-Busch Co.                                             30,700
1,321,328
  Coca-Cola Co.                                                  32,000
1,382,080
  Kraft Foods                                                    43,700
1,336,783
  Unilever                                                       20,600
1,471,870
                                                                          ------
-------

5,512,061
                                                                          ------
-------
ENERGY - 10.83%
  Baker Hughes Inc.                                               9,800
584,864
  ChevronTexaco Corp.                                            26,106
1,689,841
  ConocoPhillips                                                  9,954
695,884
  Devon Energy Corp.                                              8,900
610,896
  Exxon Mobil Corp.*                                             19,300
1,226,322
  Nabors Industries Ltd.*                                         8,400
603,372
  Royal Dutch Petroleum*                                         19,300
1,212,040
  Weatherford International*                                      8,600
590,476
                                                                          ------
-------

7,213,695
                                                                          ------
-------
FINANCIALS - 26.19%
  Alliance Capital Holdings                                      31,100
1,488,135
  Bank of America Corp.                                          18,600
783,060
  Bank of New York                                               43,400
1,276,394
  Citigroup Inc                                                  36,200
1,647,824
  Equity Residential Properties Trust                            34,600
1,309,610
  Freddie Mac                                                    19,100
1,078,386
  Goldman Sachs Group                                             5,700
693,006
  H & R Block Inc.*                                              27,100
649,858
  J.P. Morgan Chase & Co.                                        41,364
1,403,481
  MBNA Corporation                                               47,500
1,170,400
  Mellon Financial Corp.                                         20,800
664,976
  Morgan Stanley Dean Witter & Co.                               25,900
1,397,046
  New York Community Bancorp Inc.                                48,000
787,200
  St. Paul Travelers Companies                                   31,300
1,404,431
  Sun Trust Banks, Inc.*                                          7,700
534,765
  Wells Fargo                                                    19,800
1,159,686
                                                                          ------
-------

17,448,258
                                                                          ------
-------
HEALTH CARE - 6.55%
  Bristol-Myers Squibb                                           29,300
704,958
  GlaxoSmithKline                                                32,500
1,666,600
  Merck & Co.                                                    17,500
476,175
  Pfizer Inc.                                                    60,700
1,515,679
                                                                          ------
-------

4,363,412
                                                                          ------
-------
INDUSTRIALS - 4.40%
  Deere & Co.                                                    22,300   $
1,364,760
  General Electric                                               46,500
1,565,655
                                                                          ------
-------

2,930,415
                                                                          ------
-------
MATERIALS - 4.30%
  Alcan Inc.                                                     31,800
1,009,014
  Dow Chemical                                                   14,400
600,048
  Du Pont (E.I.)                                                 32,000
1,253,440
                                                                          ------
-------

2,862,502
                                                                          ------
-------
TECHNOLOGY - 10.06%
  Cisco Systems Inc.*                                            83,200
1,491,776
  Electronic Data Systems Corp.                                  28,500
639,540
  Hewlett-Packard Co.                                            50,700
1,480,440
  Intel Corp.                                                    42,600
1,050,090
  International Business Machines                                11,400
914,508
  Microsoft Corp.                                                43,900
1,129,547
                                                                          ------
-------

6,705,901
                                                                          ------
-------
TELECOMMUNICATION SERVICES - 9.80%
  Bell South Corp.*                                              46,000
1,209,800
  Citizens Communications Co.                                    50,100
678,855
  Nokia Corp.                                                    84,700
1,432,277
  SBC Communications, Inc.                                       69,600
1,668,312
  Verizon Communications                                         47,200
1,542,968
                                                                          ------
-------

6,532,212
                                                                          ------
-------
TRANSPORTATION - 1.59%
  Honda Motor                                                    12,800
363,520
  Union Pacific Corp.*                                            9,700
695,490
                                                                          ------
-------

1,059,010
                                                                          ------
-------
UTILITIES - 2.29%
  Cinergy Corporation                                            15,800
701,678
  Comcast Corporation*                                           28,800
828,864
                                                                          ------
-------

1,530,542
                                                                          ------
-------
    Total Common Stocks
       (cost $60,857,235)
64,610,399
                                                                          ------
-------

SHORT-TERM INVESTMENTS - 2.57%
NORTHERN TRUST DIVERSIFIED ASSETS
FUND - 2.57%                                                  1,712,516
1,712,516
                                                                          ------
-------
    Total Short-Term Investments
       (cost $1,712,516)
1,712,516
                                                                          ------
-------
TOTAL INVESTMENTS - 99.54%
   (cost $62,569,751)(1)
66,322,915
                                                                          ------
-------
OTHER ASSETS AND LIABILITIES - 0.46%
306,992
                                                                          ------
-------

TOTAL NET ASSETS - 100.00%                                                $
66,629,907

=============

*    Non-income producing

(1) For federal income tax purposes, cost is $62,569,751 and gross unrealized appreciation and depreciation of securities as of September 30, 2005 was $6,425,684 and ($2,672,520), respectively, with a net appreciation / depreciation of $3,753,164.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
FINANCIAL STATEMENTS                                                EVEREST FUND

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005

ASSETS
   Investments in securities, at value                    $  66,322,915
   Cash                                                               2
   Receivables:
      Shares sold                                                   250
      Securities sold                                           332,109
      Interest and dividends                                    108,329
   Prepaid expenses and other                                     6,059
                                                          -------------
                                                             66,769,664
                                                          -------------
LIABILITIES
   Payables:
      Shares redeemed                                            62,822
      12b-1 fees                                                    592
      Advisory fees                                              35,189
      Administration expenses                                     5,498
      Directors' fees                                             2,750
      Custodian fees                                              1,925
      Fund accounting fees                                        6,535
      Professional fees                                          18,771
      Other accrued expenses                                      5,675
                                                          -------------
                                                                139,757
                                                          -------------
NET ASSETS*
   Paid-in capital                                           56,053,375
   Accumulated undistributed net
      investment income                                         672,014
   Accumulated net realized gain / (loss)
      on investments and futures contracts                    6,151,354
   Net unrealized appreciation / (depreciation)
      on investments and futures contracts                    3,753,164
                                                          -------------
                                                          $  66,629,907
                                                          =============
Investments at cost                                       $  62,569,751
Shares authorized per class ($.10 par value)                 20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS

                                           SHARES
SHARE CLASS          NET ASSETS/         OUTSTANDING
 Class I            $ 65,754,935         1,068,202        $       61.56
 Class A            $    874,972            14,310        $       61.14
Class A maximum offering price per share (net asset
  value plus sales charge of 5.75% of offering price)     $       64.87

*FEDERAL TAX DATA AS OF SEPTEMBER 30, 2005
   Undistributed ordinary income                          $   2,932,870
   Undistributed long-term gains                          $   3,890,468
   Unrealized appreciation                                $   3,753,164
   Percentage of ordinary income distributions
      designated as qualified dividend income                        50%
   Dividends received deduction for corporate
      shareholders                                                   44%

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2005

INVESTMENT INCOME
   Interest                                               $      47,317
   Dividends                                                  1,552,812
   Foreign dividend taxes withheld                              (13,364)
   Other income                                                   2,974
                                                          -------------
                                                              1,589,739
                                                          -------------
EXPENSES
   Advisory fees                                                411,043
   Administration expenses                                       64,225
   Custodian fees and expenses                                    7,857
   Fund accounting fees                                          38,470
   Professional fees                                             30,130
   Directors' fees                                                8,163
   Transfer agent fees                                           29,365
   12b-1 fees                                                       574
   Other expenses                                                32,595
                                                          -------------
                                                                622,422
                                                          -------------
NET INVESTMENT INCOME / (LOSS)                                  967,317
                                                          -------------

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments
      and options                                             6,726,634
                                                          -------------

   Net change in unrealized appreciation /
      (depreciation) on investments                             654,935
                                                          -------------
NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                                              7,381,569
                                                          -------------
NET INCREASE / (DECREASE)
IN NET ASSETS FROM OPERATIONS                             $   8,348,886
                                                          =============

TRANSACTIONS WITH AFFILIATES:

         PERCENT OF CURRENT
           NET ASSET VALUE
------------------------------------
              ADMINISTRATION EXPENSE
 ADVISORY FEE       FEE      LIMIT(1)  WAIVER   REIMBURSEMENT
-------------------------------------------------------------
    0.64%          0.10%       1.00%   $   --       $   --

(1) If total operating expenses, exclusive of advisory fees and certain other expenses, for any fiscal quarter exceed the indicated limit, the Adviser will reimburse the fund for such excess, up to the amount of the advisory fee for that year.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED SEPTEMBER 30,


2005             2004
                                                                              --
----------------------------
OPERATIONS
   Net investment income / (loss)                                             $
967,317    $     835,296
   Net realized gain / (loss) on investments and futures
6,726,634        5,180,380
   Net change in unrealized appreciation / (depreciation) on investments
654,935        3,053,260
                                                                              --
-----------    -------------

8,348,886        9,068,936
                                                                              --
-----------    -------------
DISTRIBUTIONS TO SHAREHOLDERS*
Class I
   Net investment income
(833,358)        (797,813)
   Net realized gain on investments
(3,870,074)              --
Class A
   Net investment income
(152)             (71)
   Net realized gain on investments
(364)              --
                                                                              --
-----------    -------------

(4,703,948)        (797,884)
                                                                              --
-----------    -------------
FUND SHARE TRANSACTIONS
Class I
   Proceeds from shares sold
8,012,575        8,680,804
   Reinvestment of distributions
4,697,108          797,813
   Payments for shares redeemed
(11,628,177)      (5,527,747)
                                                                              --
-----------    -------------

1,081,506        3,950,870
                                                                              --
-----------    -------------
Class A
   Proceeds from shares sold
857,655           10,010
   Reinvestment of distributions
516               71
   Payments for shares redeemed
(12,903)              (5)
                                                                              --
-----------    -------------

845,268           10,076
                                                                              --
-----------    -------------
NET INCREASE / (DECREASE) IN NET ASSETS
5,571,712       12,231,998
NET ASSETS
   Beginning of period
61,058,195       48,826,197
                                                                              --
-----------    -------------
   End of period                                                              $
66,629,907    $  61,058,195

=============    =============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                               $
672,014    $     538,207

=============    =============
FUND SHARE TRANSACTIONS
Class I
   Sold
133,296          154,026
   Reinvestment of distributions
80,610           14,591
   Redeemed
(195,374)         (97,666)
                                                                              --
-----------    -------------
      Net increase / (decrease) from fund share transactions
18,532           70,951

=============    =============
Class A
   Sold
14,239              174
   Reinvestment of distributions
9                1
   Redeemed
(211)              --
                                                                              --
-----------    -------------
      Net increase / (decrease) from fund share transactions
14,037              175

=============    =============
TOTAL COST OF PURCHASES OF:
   Common Stocks                                                              $
39,493,501    $  44,235,432
                                                                              --
-----------    -------------
                                                                              $
39,493,501    $  44,235,432

=============    =============
TOTAL PROCEEDS FROM SALES OF:
   Common Stocks                                                              $
41,103,843    $  40,561,213
                                                                              --
-----------    -------------
                                                                              $
41,103,843    $  40,561,213

=============    =============
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                                            $
3,096,317    $     797,884
   Long-term capital gains
1,607,631               --
                                                                              --
-----------    -------------
                                                                              $
4,703,948    $     797,884

=============    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
BOND FUND

OBJECTIVE - Seeks a high level of current income, as is consistent with reasonable investment risk, by investing primarily in long-term, fixed-income, investment-grade corporate bonds.

STRATEGY - Under normal circumstances, the Bond Fund (the "Fund") will invest at least 80% of the value of its assets in fixed income securities. Further, the Fund normally will invest at least 75% of the value of its assets in publicly-traded straight debt securities which have a rating within the four highest grades as rated by a national rating agency. Up to 25% of the portfolio may be invested in below investment grade debt securities or convertible debt securities.

MANAGER'S COMMENTS:

The Fund had a total return of 2.64% (before the impact of any product or contract-level fees) for the fiscal year ended September 30, 2005, compared to a total return of 2.80% for the Lehman Brothers Aggregate Bond Index (the "Index").

The last year was one of the most volatile periods in recent memory for fixed income investors. The largest single "credit migration" occurred during the period when the outstanding debt of General Motors was downgraded to high yield status in May followed shortly thereafter by Ford. These downgrades, along with other corporate credit concerns, resulted in wider credit spreads throughout the corporate bond sector.

Also during the period, the Federal Reserve Board continued its measured pace by repeatedly increasing short-term interest rates in 25 basis point increments over eight consecutive meetings. The market anticipates several more increases in the target rate over the next few months. Long-term rates are set by the market instead of by a central bank, and these rates (as represented by the 10-year U.S. Treasury Bond) increased 13.7 basis points over the last year. As a result, the yield curve is much flatter as short-term interest rates increased more than long-term rates. The market is now concerned that the Fed may raise short-term interest rates too far resulting in slower economic growth or even recession.

The high yield sector provided the largest positive contribution to the Fund's performance over the past year. The mortgage sector also contributed to higher returns with lower coupon securities providing the highest returns. The below AAA sector of the mortgage and asset-backed market also provided excess returns. While the Fund's over-exposure to the corporate sector as a whole under performed the Index, several sub-sectors (including capital goods, communications, energy and utilities) provided positive returns vs. the Index while other sub-sectors (including consumer cyclical sector that includes the automotive industry) under performed the Index. Sectors that also under performed during the period included the short and intermediate treasury sector.

We continue to believe that our long-term strategy of over-weighting investment grade corporate securities, maintaining a moderate exposure to high yield securities, over-weighting mortgage-backed securities and under-weighting Treasuries and Agencies will result in value-added opportunities for fixed-income investors.

                                    FUND DATA

     Managers:                      Gary R. Rodmaker
                                    Michael J. Schultz
                                    Dave M. Weisenburger
     Inception Date:                April 3, 2000
     Total Net Assets:              $97.1 Million
     Number of Holdings:            148
     Average Duration:              4.01 years
     Average Maturity:              11.50 years
     Weighted Average Maturity:     5.82 years
     Average Credit Quality:        A/A2
     Current Yield:                 5.71%

[CHART]

               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

Summit Bond Fund - Average Annual Total Return

           1-YEAR    5-YEAR    SINCE INCEPTION
            2.64%     5.60%         6.16%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                  LEHMAN BROTHERS
            SUMMIT BOND FUND   AGGREGATE BOND INDEX
Mar-2000         $  10,000          $  10,000
Apr-2000         $   9,920          $   9,971
May-2000         $   9,810          $   9,967
Jun-2000         $  10,052          $  10,174
Jul-2000         $  10,152          $  10,266
Aug-2000         $  10,335          $  10,415
Sep-2000         $  10,304          $  10,481
Oct-2000         $  10,284          $  10,550
Nov-2000         $  10,409          $  10,723
Dec-2000         $  10,555          $  10,922
Jan-2001         $  10,755          $  11,101
Feb-2001         $  10,893          $  11,197
Mar-2001         $  10,957          $  11,253
Apr-2001         $  10,914          $  11,206
May-2001         $  10,975          $  11,273
Jun-2001         $  10,953          $  11,316
Jul-2001         $  11,191          $  11,570
Aug-2001         $  11,323          $  11,703
Sep-2001         $  11,312          $  11,840
Oct-2001         $  11,543          $  12,087
Nov-2001         $  11,431          $  11,920
Dec-2001         $  11,317          $  11,844
Jan-2002         $  11,385          $  11,940
Feb-2002         $  11,428          $  12,056
Mar-2002         $  11,360          $  11,856
Apr-2002         $  11,554          $  12,086
May-2002         $  11,621          $  12,188
Jun-2002         $  11,580          $  12,294
Jul-2002         $  11,610          $  12,442
Aug-2002         $  11,752          $  12,652
Sep-2002         $  11,797          $  12,857
Oct-2002         $  11,647          $  12,798
Nov-2002         $  11,771          $  12,795
Dec-2002         $  11,933          $  13,059
Jan-2003         $  11,929          $  13,070
Feb-2003         $  12,137          $  13,251
Mar-2003         $  12,190          $  13,241
Apr-2003         $  12,396          $  13,350
May-2003         $  12,635          $  13,599
Jun-2003         $  12,718          $  13,572
Jul-2003         $  12,409          $  13,116
Aug-2003         $  12,501          $  13,203
Sep-2003         $  12,884          $  13,552
Oct-2003         $  12,839          $  13,426
Nov-2003         $  12,919          $  13,458
Dec-2003         $  13,059          $  13,595
Jan-2004         $  13,209          $  13,704
Feb-2004         $  13,351          $  13,853
Mar-2004         $  13,475          $  13,957
Apr-2004         $  13,144          $  13,594
May-2004         $  13,048          $  13,539
Jun-2004         $  13,095          $  13,616
Jul-2004         $  13,230          $  13,751
Aug-2004         $  13,477          $  14,013
Sep-2004         $  13,535          $  14,051
Oct-2004         $  13,643          $  14,169
Nov-2004         $  13,556          $  14,056
Dec-2004         $  13,681          $  14,185
Jan-2005         $  13,719          $  14,274
Feb-2005         $  13,700          $  14,190
Mar-2005         $  13,557          $  14,117
Apr-2005         $  13,648          $  14,308
May-2005         $  13,788          $  14,462
Jun-2005         $  13,889          $  14,541
Jul-2005         $  13,859          $  14,409
Aug-2005         $  14,028          $  14,594
Sep-2005         $  13,892          $  14,443

                                QUALITY BREAKDOWN

                                 (% OF PORTFOLIO)
                                 ----------------
     AAA                                42%
     AA                                  5%
     A                                  10%
     BBB                                29%
     BB                                  6%
     B                                   4%
     CCC                                 2%
     D                                   2%

[CHART]

                               SECTOR ALLOCATIONS

U.S. Treasuries and Agencies            14.3%
Mortgage & Asset Backed Securities      37.9%
Corporate Bonds                         43.2%
Short-Term & Other                       4.6%

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
BOND FUND                                                   FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.


YEAR ENDED SEPTEMBER 30,
                                                              ------------------
-----------------------------------------------
                                                                  2005
2004         2003         2002          2001
                                                              ------------------
-----------------------------------------------
Net asset value, beginning of period                          $     51.40  $
51.73  $     50.35  $      51.45  $      50.20
                                                              -----------  -----
------  -----------  ------------  ------------
Investment Activities:
   Net investment income / (loss)                                    2.47
2.44         3.34          3.10          3.35
   Net realized and unrealized gains / (losses)                     (1.15)
0.06         1.12         (0.98)         1.40
                                                              -----------  -----
------  -----------  ------------  ------------
Total from Investment Activities                                     1.32
2.50         4.46          2.12          4.75
                                                              -----------  -----
------  -----------  ------------  ------------
DISTRIBUTIONS:
Net investment income                                               (2.54)
(2.83)       (3.08)        (3.13)        (3.40)
Net realized gains                                                     --
--           --         (0.09)        (0.10)
                                                              -----------  -----
------  -----------  ------------  ------------
Total Distributions                                                 (2.54)
(2.83)       (3.08)        (3.22)        (3.50)
                                                              -----------  -----
------  -----------  ------------  ------------
Net asset value, end of period                                $     50.18  $
51.40  $     51.73  $      50.35  $      51.45
                                                              ===========
===========  ===========  ============  ============
Total return                                                         2.64%
5.05%        9.22%         4.29%         9.78%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net (1)                    0.74%
0.72%        0.69%         0.71%         0.61%
Ratio of expenses to average net assets - gross                      0.74%
0.72%        0.69%         0.71%         0.62%
Ratio of net investment income / (loss) to average net assets        4.82%
4.82%        6.53%         6.17%         6.72%
Portfolio turnover rate                                             46.97%
79.28%      125.15%        51.52%        76.96%
Net assets, end of period (000's)                             $    97,119  $
92,148  $    91,745  $    103,505  $    102,056

(1) NET EXPENSES REPRESENT GROSS EXPENSES REDUCED BY FEES WAIVED AND/OR REIMBURSED BY THE ADVISER.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS                                                BOND FUND

SEPTEMBER 30, 2005

                                                                 SHARES
VALUE
                                                          ----------------------
-------
PREFERRED STOCKS - 0.49%
MEDIA & CABLE - 0.49%
  Loral(5)                                                        1,125   $
223,875
  Paxson Communication 14.25% PIK Dividend                       87,040
257,516
                                                                          ------
-------
    Total Preferred Stocks
       (cost $506,025)
481,391
                                                                          ------
-------

COMMON STOCKS - 0.38%
ENERGY - 0.04%
  Intermet Stock Rights                                           3,583
35,833
                                                                          ------
-------
TELECOMMUNICATIONS - 0.34%
  MCI Inc.                                                       13,029
330,546
                                                                          ------
-------
    Total Common Stocks
       (cost $281,865)
366,379
                                                                          ------
-------

                                                              PRINCIPAL
VALUE
                                                          ----------------------
-------
U.S. TREASURY OBLIGATIONS - 12.26%
U.S. TREASURY NOTES & BONDS - 12.26%
  5.875% due 11/15/05                                     $     300,000   $
300,797
  2.000% due 05/15/06                                         2,000,000
1,975,390
  7.000% due 07/15/06                                         2,000,000
2,043,750
  2.625% due 11/15/06                                         2,200,000
2,163,907
  3.125% due 01/31/07                                           500,000
493,321
  3.125% due 04/15/09                                         3,400,000
3,280,867
  4.250% due 11/15/14                                           630,000
625,497
  4.250% due 08/15/15                                           700,000
695,625
  5.250% due 02/15/29                                           300,000
327,035
                                                                          ------
-------
    Total U.S. Treasury Obligations
       (cost $12,062,936)
11,906,189
                                                                          ------
-------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.01%
  FNMA 3.875% due 01/15/10                                    2,000,000
1,956,756
                                                                          ------
-------
    Total U.S. Government Agency Obligations
       (cost $1,995,000)
1,956,756
                                                                          ------
-------

MORTGAGE-BACKED SECURITIES - 18.43%
  FHLMC 5.000% due 12/15/25                                   1,991,541
2,002,725
  FNMA 5.500% due 02/01/09                                      899,352
910,072
  FNMA 5.000% due 03/01/09                                      673,567
677,040
  FNMA 5.000% due 11/01/10                                    1,080,620
1,086,205
  FNMA 5.500% due 05/01/12                                      479,628
487,370
  FNMA 6.000% due 06/01/16                                      631,115
649,303
  FNMA 4.500% due 03/01/17                                    1,720,498
1,688,585
  FNMA 5.000% due 10/01/17                                    3,498,681
3,493,057
  FNMA 5.000% due 05/01/18                                      461,719
460,830
  FNMA 5.500% due 08/01/18                                    2,580,237
2,618,609
  FNMA 4.500% due 09/01/18                                    3,103,128
3,044,033
  FNMA 6.500% due 02/01/29                                      182,046
188,020
  FNMA 5.000% due 02/01/33                                      308,220
302,372
  GNMA 6.500% due 10/15/28                                      276,271
288,096
                                                                          ------
-------
    Total Mortgage-Backed Securities
       (cost $17,986,144)
17,896,317
                                                                          ------
-------

COLLATERALIZED MORTGAGE OBLIGATIONS - 17.41%
AGENCY SECTOR - 4.26%
  FNR 2002-48 GF
     (6.500% due 10/25/31)                                $   2,700,000   $
2,753,361
  FHR 2810 YA
     (5.500% due 06/15/34)                                    1,366,948
1,382,244
                                                                          ------
-------

4,135,605
                                                                          ------
-------
PRIVATE SECTOR - 13.15%
  BAFC 2003-2 B3
     (6.370% due 06/25/32)                                      635,474
649,453
  BOAA 2003-5 2B3
     (5.000% due 07/25/18)                                      580,470
541,822
  BOAA 2003-8 3B3
     (4.750% due 10/25/18)                                      629,717
583,355
  BOAMS 2003-10 4A2
     (5.000% due 01/25/19)                                      471,366
466,543
  BOAMS 2004-3 3B3
     (4.875% due 04/25/19)                                      183,856
175,717
  BOAMS 2004-7 15B2
     (4.796% due 08/25/19)                                      394,029
378,142
  BOAMS 2003-5 3B2
     (7.500% due 02/25/31)                                      413,313
422,408
  BOAMS 2003-8 1A10
     (5.500% due 11/25/33)                                      261,872
263,120
  BOAMS 2004-4 XB2
     (5.417% due 05/25/34)                                    1,055,341
1,028,643
  BOAMS 2004-6 1A11
     (5.500% due 07/25/34)                                      854,572
855,222
  CS First Boston
     (6.250% due 09/25/32)                                      577,400
575,927
  CXHE 2001-B M2
     (7.360% due 07/25/32)                                      217,157
218,530
  GMACM 2003-J3 B1(2)
     (5.000% due 05/25/18)                                      265,013
252,938
  GMACM 2004-J1 A16
     (5.250% due 04/25/34)                                      505,308
505,871
  MSSTR 2004-1 15B1
     (6.239% due 08/25/17)                                      520,032
529,844
  MSSTR 2004-1 30B2
     (6.500% due 08/25/32)                                      919,997
936,360
  MASTR 2003-9 2a12
     (5.500% due 10/25/33)                                      233,190
234,257
  Morgan Stanley
     (5.169% due 11/25/33)                                      528,266
510,010
  RALI 2002-QS16 M2
     (5.750% due 10/25/17)                                      278,937
279,426
  RALI 2002-QS16 M3
     (5.750% due 10/25/17)                                      278,937
277,057
  RAMP 2003-RZ3 M1
     (4.120% due 06/25/33)                                      500,000
490,575
  Residential Asset Sec 2003-A12
     (5.000% due 11/25/18)                                      529,734
503,911
  Residential Asset Sec 2004-S3
     (4.750% due 03/25/19)                                      318,225
301,964
  SASC 2003-20 B2
     (5.380% due 07/25/33)                                      692,984
666,069
  Salomon Brothers
     (4.132% due 09/25/33)                                      486,614
470,788

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                              PRINCIPAL
VALUE
                                                          ----------------------
-------
PRIVATE SECTOR - 13.15% (CONTINUED)
  WAMMS 2003-MS6 CB2
     (5.966% due 05/25/33)                                $     655,122   $
655,838
                                                                          ------
-------

12,773,790
                                                                          ------
-------
    Total Collateralized Mortgage Obligations
       (cost $16,933,117)
16,909,395
                                                                          ------
-------
ASSET-BACKED SECURITIES - 2.11%
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.11%
  Chase Commercial Mortgage Sec
     (6.600% due 12/19/07)                                    1,982,000
2,050,481
                                                                          ------
-------
    Total Asset-Backed Securities
       (cost $1,898,749)
2,050,481
                                                                          ------
-------
CORPORATE BONDS AND NOTES - 43.21%
AIR TRANSPORTATION - 2.36%
  America West Airlines, AMBAC Insured
     (7.100% due 04/02/21)                                      627,132
647,094
  Continental Airlines Inc.
     (7.875% due 07/02/18)                                      670,537
619,348
  Delta Airlines(4)
     (7.111% due 09/18/11)                                      375,000
362,770
  Jet Equipment*(2)(4)
     (7.630% due 08/15/12)                                      805,625
665,301
                                                                          ------
-------

2,294,513
                                                                          ------
-------
CONSUMER CYCLICAL - 6.87%
  Accuride Corp.
     (8.500% due 02/01/15)                                      375,000
367,500
  American Axle & Mfg Inc.
     (5.250% due 02/11/14)                                      600,000
510,750
  Ametek Inc.
     (7.200% due 07/15/08)                                      750,000
789,554
  Boise Cascade
     (6.473% due 10/15/12)                                       93,000
92,768
  Compression Polymers Holdings(2)
     (10.500% due 07/01/13)                                     187,000
173,442
  DaimlerChrysler NA
     (6.500% due 11/15/13)                                      750,000
792,965
  GMAC
     (5.850% due 01/14/09)                                      750,000
698,386
  ICI Wilmington
     (5.625% due 12/01/13)                                      750,000
757,015
  Lubrizol Corp.
     (7.250% due 06/15/25)                                      700,000
792,334
  MDC Holdings Inc.
     (5.500% due 05/15/13)                                      350,000
344,198
  NVR Inc.
     (5.000% due 06/15/10)                                      490,000
480,935
  PQ Corp(2)
     (7.500% due 02/15/13)                                       94,000
91,180
  Tech Olympic USA Inc.
     (9.000% due 07/01/10)                                      425,000
439,875
  WCI Communities
     (6.625% due 03/15/15)                                      375,000
339,375
                                                                          ------
-------

6,670,277
                                                                          ------
-------
CONSUMER NON-DURABLE - 5.87%
  Albertsons Inc.
     (8.000% due 05/01/31)                                $     350,000   $
318,712
  American Restaurant Group Inc.(4)
     (11.500% due 11/01/06)                                     500,000
320,625
  Avado Brands Inc.+(4)
     (9.750% due 06/01/06)                                      795,000
77,513
  Bally Total Fitness Holdings
     (9.875% due 10/15/07)                                      375,000
338,438
  Block Financial Corp.
     (5.125% due 10/30/14)                                      490,000
475,469
  Bunge Ltd Finance Corp.
     (7.800% due 10/15/12)                                      700,000
806,354
  Del Monte Corp.(2)
     (6.750% due 02/15/15)                                      188,000
188,940
  Dex Media West
     (9.875% due 08/15/13                                       182,000
200,883
  Ethan Allen Global Inc.
     (5.375% due 10/01/15)                                      700,000
686,487
  Hughes Supply Inc.(2)
     (5.500% due 10/15/14)                                      945,000
923,329
  Intcomex Inc.(2)
     (11.750% due 01/15/11)                                     375,000
373,125
  Land O'Lakes(2)
     (7.450% due 03/15/28)                                      375,000
345,000
  RH Donnelley Finance Corp.
     (8.875% due 12/15/10)                                      187,000
200,558
  RH Donnelley Finance Corp.(2)
     (10.875% due 12/15/12)                                     187,000
209,908
  Werner Holding Co. Inc.
     (10.000% due 11/15/07)                                     375,000
234,375
                                                                          ------
-------

5,699,716
                                                                          ------
-------
ELECTRIC - 3.32%
  AES Corporation
     (9.375% due 09/15/10)                                      375,000
413,438
  Duke Capital
     (5.668% due 08/15/14)                                      700,000
710,870
  First Energy Corp.
     (6.450% due 11/15/11)                                      760,000
809,221
  Mirant Americas(4)
     (9.125% due 05/01/31)                                      375,000
483,750
  Sierra Power
     (6.250% due 04/15/12)                                       94,000
95,645
  TXU Corp.
     (5.550% due 11/15/14)                                      750,000
711,995
                                                                          ------
-------

3,224,919
                                                                          ------
-------
ENERGY - 4.99%
  Calpine Corp.
     (7.625% due 04/15/06)                                      187,000
164,560
  Calpine Corp.
     (10.500% due 05/15/06)                                     375,000
335,625
  Canadian Oil Sands(2)
     (5.800% due 08/15/13)                                      700,000
722,303
  Evergreen International Aviation
     (12.000% due 05/15/10)                                     187,000
147,730
  Kern River Funding Corp.(2)
     (6.676% due 07/31/16)                                      124,020
135,009

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                              PRINCIPAL
VALUE
                                                          ----------------------
-------
ENERGY - 4.99% (CONTINUED)
  Nevada Power Co.
     (6.500% due 04/15/12)                                $      94,000   $
97,525
  Nexen Inc.
     (5.875% due 03/10/35)                                      560,000
548,913
  Northwest Pipeline Corp.
     (8.125% due 03/01/10)                                      187,000
199,623
  Pemex Master Trust
     (8.000% due 11/15/11)                                      750,000
853,875
  Plains All American Pipline
     (5.625% due 12/15/13)                                      700,000
709,794
  Whiting Petroleum Corp.
     (7.250% due 05/01/13)                                      187,000
190,273
  XTO Energy Inc.
     (6.250% due 04/15/13)                                      700,000
747,221
                                                                          ------
-------

4,852,451
                                                                          ------
-------
FINANCE - 1.42%
  Ford Motor Credit Co.
     (5.700% due 01/15/10)                                      350,000
317,944
  Ford Motor Credit Co.
     (7.000% due 10/01/13)                                      750,000
695,518
  GMAC
     (7.750% due 01/19/10)                                      375,000
363,490
                                                                          ------
-------

1,376,952
                                                                          ------
-------
HEALTH CARE - 2.30%
  Beckman Coulter Inc.
     (6.875% due 11/15/11)                                      700,000
764,295
  Davita Inc.(2)
     (7.250% due 03/15/15)                                       94,000
95,293
  Genesis Healthcare Corp.
     (8.000% due 10/15/13)                                      188,000
202,570
  Medco Health Solutions
     (7.250% due 08/15/13)                                      700,000
771,463
  Resolution Performance
     (13.500% due 11/15/10)                                     375,000
398,437
                                                                          ------
-------

2,232,058
                                                                          ------
-------
HOTEL & GAMING - 0.58%
  MGM Mirage Inc.
     (6.750% due 09/01/12)                                      375,000
381,094
  Station Casinos
     (6.000% due 04/01/12)                                      188,000
187,765
                                                                          ------
-------

568,859
                                                                          ------
-------
INSURANCE - 3.61%
  American Financial Group
     (7.125% due 04/15/09)                                      750,000
802,035
  Farmers Exchange Capital(2)
     (6.000% due 08/01/14)                                      700,000
709,086
  Nationwide Mutuals(2)
     (5.810% due 12/15/24)                                    1,050,000
1,055,986
  Pen Holdings Inc.(4)
     (9.875% due 06/15/08)                                      187,000
119,680
  USF&G Capital
     (8.470% due 01/10/27)                                      760,000
817,193
                                                                          ------
-------

3,503,980
                                                                          ------
-------
MEDIA & CABLE - 2.97%
  CSC Holdings
     (8.125% due 08/15/09)                                $     375,000   $
377,813
  Comcast Corp.
     (5.300% due 01/15/14)                                      250,000
249,350
  News American Inc.
     (5.300% due 12/15/14)                                    1,139,000
1,136,557
  Paxson Communications
     (0.000% / 12.75% step bond due 01/15/09)                   180,000
182,360
  TCI Communications Inc.
     (8.750% due 08/01/15)                                      760,000
943,674
                                                                          ------
-------

2,889,754
                                                                          ------
-------
MEDIA CONGLOMERATE - 0.86%
  AOL Time Warner Inc.
     (6.875% due 05/01/12)                                      760,000
830,593
                                                                          ------
-------
METALS & MINING - 0.43%
  Falconbridge LTD
     (7.350% due 06/05/12)                                      375,000
414,387
                                                                          ------
-------

PRINTING & PUBLISHING - 0.20%
  Cadmus Communications
     (8.375% due 06/15/14)                                      187,000
193,078
                                                                          ------
-------
REAL ESTATE - 1.95%
  Health Care REIT
     (8.000% due 09/12/12)                                      750,000
852,279
  Intermet Corp.(4)
     (9.750% due 06/15/09)                                       94,000
31,490
  La Quinta Properties
     (7.000% due 08/15/12)                                      188,000
193,170
  Nationwide Health Properties
     (6.000% due 05/20/15)                                      700,000
700,632
  Ventas Realty(2)
     (7.125% due 06/01/15)                                      113,000
116,955
                                                                          ------
-------

1,894,526
                                                                          ------
-------
TECHNOLOGY - 1.11%
  Jabil Circuit Inc.
     (5.875% due 07/15/10)                                    1,050,000
1,075,536
                                                                          ------
-------
TELECOMMUNICATIONS - 4.37%
  America Movil
     (5.500% due 03/01/14)                                      750,000
741,524
  Charter Communications
     (4.750% due 06/01/06)                                      187,000
183,727
  Charter Communications(2)
     (8.000% due 04/30/12)                                      187,000
188,403
  Cox Communications Inc.
     (5.450% due 12/15/14)                                      700,000
695,447
  MCI Inc.
     (6.908% due 05/01/07)                                      375,000
377,813
  Qwest Communications International
     (7.500% due 02/15/14)                                      375,000
356,250
  Sprint
     (6.900% due 05/01/19)                                      750,000
839,658
  Telus Corporation
     (8.000% due 06/01/11)                                      750,000
858,032
                                                                          ------
-------

4,240,854
                                                                          ------
-------
    Total Corporate Bonds & Notes
       (cost $42,407,153)
41,962,453
                                                                          ------
-------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                 SHARES
VALUE
                                                          ----------------------
-------
SHORT-TERM INVESTMENTS - 2.55%
NORTHERN TRUST DIVERSIFIED ASSETS
FUND - 0.50%                                                    485,275   $
485,275
                                                                          ------
-------

                                                              PRINCIPAL
VALUE
                                                          ----------------------
-------
U.S. TREASURY BILL - 2.05%
  (3.440% due 12/01/05)                                   $   2,000,000   $
1,989,370
                                                                          ------
-------
    Total Short-Term Investments
       (cost $2,473,549)
2,474,645
                                                                          ------
-------
TOTAL INVESTMENTS - 98.85%
   (cost $96,544,538)(1)
96,004,006
                                                                          ------
-------
NORTHERN INSTITUTIONAL LIQUID
ASSET PORTFOLIO(3) - 25.49%
24,752,936
                                                                          ------
-------
OTHER ASSETS AND LIABILITIES - (24.34%)
(23,638,227)
                                                                          ------
-------
TOTAL NET ASSETS - 100.00%                                                $
97,118,715

=============

*    Non-income producing

+    Illiquid

(1) For federal income tax purposes, cost is $96,544,538 and gross unrealized appreciation and depreciation of securities as of September 30, 2005 was $1,326,455 and ($1,866,987), respectively, with a net appreciation / depreciation of ($540,532).

(2) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $25,119,920, $24,752,936, and $914,952, respectively.

(4)  Security in default.

(5) This security was purchased on a "when-issued" basis with a settlement (delivery and payment) beyond the traditional 3 days after trade date at a cost of $216,000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS                                                BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005

ASSETS
   Investments in securities, at value                    $  96,004,006
   Collateral for securities loaned, at fair value           24,752,936
   Receivables:
      Securities sold                                           392,523
      Interest and dividends                                  1,088,917
   Prepaid expenses and other                                     6,415
                                                          -------------
                                                            122,244,797
                                                          -------------
LIABILITIES
   Payables:
      Investment securities purchased                            40,950
      Shares redeemed                                            24,379
      Payable upon return of securities
          loaned                                             24,752,936
      Bank overdraft                                            217,345
      Advisory fees                                              37,627
      Administration expenses                                     8,006
      Directors' fees                                             4,170
      Custodian fees                                              3,412
      Fund accounting fees                                       10,290
      Professional fees                                          21,811
      Other accrued expenses                                      5,156
                                                          -------------
                                                             25,126,082
                                                          -------------
NET ASSETS*
   Paid-in capital                                           97,602,379
   Accumulated undistributed net
      investment income                                         431,717
   Accumulated net realized gain / (loss)
      on investments and futures contracts                     (374,849)
   Net unrealized appreciation / (depreciation)
      on investments and futures contracts                     (540,532)
                                                          -------------
                                                          $  97,118,715
                                                          =============
Investments at cost                                       $  96,544,538

Shares authorized per class ($.10 par value)                 20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS

                                           SHARES
SHARE CLASS          NET ASSETS/         OUTSTANDING
 Class I            $ 97,118,715          1,935,324       $       50.18

*FEDERAL TAX DATA AS OF SEPTEMBER 30, 2005

   Undistributed ordinary income                          $     431,717

   CAPITAL LOSS CARRYFORWARD                          POST-OCTOBER CAPITAL
    EXPIRING SEPTEMBER 30:                              LOSSES DEFERRED:
---------------------------------------------------   --------------------
             2011                                      SEPTEMBER 30, 2005
             ----                                      ------------------
         $  (251,589)                                     $  (123,259)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2005

INVESTMENT INCOME
   Interest                                               $   5,254,562
   Dividends                                                      5,212
   Other income                                                  46,869
                                                          -------------
                                                              5,306,643
                                                          -------------
EXPENSES
   Advisory fees                                                448,410
   Administration expenses                                       95,406
   Custodian fees and expenses                                   11,927
   Fund accounting fees                                          58,336
   Professional fees                                             35,945
   Directors' fees                                               12,341
   Transfer agent fees                                           20,712
   Other expenses                                                19,213
                                                          -------------
                                                                702,290
                                                          -------------
NET INVESTMENT INCOME / (LOSS)                                4,604,353
                                                          -------------
REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments
      and options                                               637,345
                                                          -------------
   Net change in unrealized appreciation /
      (depreciation) on investments                          (2,768,510)
                                                          -------------
   NET REALIZED AND UNREALIZED
      GAIN / (LOSS)                                          (2,131,165)
                                                          -------------
NET INCREASE / (DECREASE)
IN NET ASSETS FROM OPERATIONS                             $   2,473,188
                                                          =============

TRANSACTIONS WITH AFFILIATES:

         PERCENT OF CURRENT
           NET ASSET VALUE
-------------------------------------
              ADMINISTRATION  EXPENSE
 ADVISORY FEE       FEE       LIMIT(1)  WAIVER   REIMBURSEMENT
--------------------------------------------------------------
      0.47%        0.10%       1.00%     $  --        $  --

(1) If total operating expenses, exclusive of advisory fees and certain other expenses, for any fiscal quarter exceed the indicated limit, the Adviser will reimburse the fund for such excess, up to the amount of the advisory fee for that year.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED SEPTEMBER 30,


2005              2004
                                                                              --
------------------------------
OPERATIONS
   Net investment income / (loss)                                             $
4,604,353    $    4,379,364
   Net realized gain / (loss) on investments and futures
637,345           185,064
   Net change in unrealized appreciation / (depreciation) on investments
(2,768,510)         (149,327)
                                                                              --
------------    --------------

2,473,188         4,415,101
                                                                              --
------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS*
   Net investment income
(4,769,433)       (5,003,377)
                                                                              --
------------    --------------

(4,769,433)       (5,003,377)
                                                                              --
------------    --------------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold
15,632,893        10,565,651
   Reinvestment of distributions
4,769,433         5,002,702
   Payments for shares redeemed
(13,135,657)      (14,576,342)
                                                                              --
------------    --------------

7,266,669           992,011
                                                                              --
------------    --------------
NET INCREASE / (DECREASE) IN NET ASSETS
4,970,424           403,735
NET ASSETS
   Beginning of period
92,148,291        91,744,556
                                                                              --
------------    --------------
   End of period                                                              $
97,118,715    $   92,148,291

==============    ==============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                               $
431,717    $      523,129

==============    ==============
FUND SHARE TRANSACTIONS
   Sold
306,472           207,022
   Reinvestment of distributions
94,514            99,217
   Redeemed
(258,479)         (287,118)
                                                                              --
------------    --------------
   Net increase / (decrease) from fund share transactions
142,507            19,121

==============    ==============
TOTAL COST OF PURCHASES OF:
   Preferred and Common Stocks                                                $
251,833    $    1,018,624
   U.S. Government Securities
15,494,116        20,495,891
   Corporate Bonds
33,748,932        54,216,958
                                                                              --
------------    --------------
                                                                              $
49,494,881    $   75,731,473

==============    ==============
TOTAL PROCEEDS FROM SALES OF:
   Preferred and Common Stocks                                                $
266,931    $ 1,009,762.00
   U.S. Government Securities
9,796,830         9,103,980
   Corporate Bonds
33,425,596        58,051,413
                                                                              --
------------    --------------
                                                                              $
43,489,357    $   68,165,155

==============    ==============
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                                            $
4,769,433    $    5,003,377
                                                                              --
------------    --------------
                                                                              $
4,769,433    $    5,003,377

==============    ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SHORT-TERM GOVERNMENT FUND

OBJECTIVE - Seeks to provide a high level of current income and preservation of capital by investing 100% of its total assets in bonds issued by the U.S. government or its agencies or instrumentalities.

STRATEGY - Under normal market conditions, the Short-term Government Fund (the "Fund") will invest 100% of the value of its assets in bonds issued by, or derivatives related to, the U.S. government or its agencies or instrumentalities.

MANAGER'S COMMENTS:

The Fund had a total return of 1.24% (before the impact of product or contract-level fees) for the fiscal year ended September 30, 2005 compared to a total return of 0.72% for the Citicorp 1-5 Year Treasury Index (the "Index"), formerly known as Salomon 1-5 Year Treasury Index.

The fixed income market continued to be rather volatile over the past twelve months. The one constant during the period was the Federal Reserve Board's strategy, as it increased short-term interest rates at 8 consecutive meetings for a total of 200 basis points. The fixed income market anticipates further measured increases over the near term due to heightened inflation concerns. Long-term rates are set by the market instead of by the central bank, and these rates (as represented by the 10-year U.S. Treasury Bond) increased 13.7 basis points over the last year. The result was a much flatter yield curve as short-term interest rates increased more than long-term rates. The market is now concerned that the Fed may raise short-term interest rates too far resulting in slower economic growth or even recession. The current environment creates greater uncertainty that leads to a less aggressive posture with greater emphasis on capital preservation.

The Fund's out performance to the Index was primarily a result of maintaining a shorter duration and favorable asset allocation. During the period, the Fund's exposure to mortgage-backed securities provided the largest incremental return. The Fund's holdings in this sector included mainly shorter maturity securities that are not as sensitive to rising interest rates. Also the exposure to floating rate securities contributed to the performance of the Fund as the coupons reset higher due to the increase in short-term interest rates. The Fund was also over-weighted in the shorter maturity U.S. Treasuries and Agency sector versus longer maturities resulting in out performance during the period. The sectors that provided the largest negative contribution to the Fund included treasury notes with maturities of 3 years or more and the callable agency sector.

                                    FUND DATA

     Manager:                          Michael J. Schultz
     Inception Date:                   April 3, 2000
     Total Net Assets:                 $28.4 Million
     Number of Holdings:               25
     Average Duration:                 1.26 years
     Average Maturity:                 2.05 years
     Average Credit Quality:           GOV/AGN
     Current Yield:                    4.24%

[CHART]

               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

Summit Short-Term Government Fund - Average Annual Total Return

            1-YEAR  3-YEAR  SINCE INCEPTION
             1.24%   1.29%       4.29%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

           SUMMIT SHORT-TERM GOVERNMENT FUND     CITIGROUP 1-5 YEAR TREASURY
Mar-2000              $  10,000                           $  10,000
Apr-2000              $  10,020                           $  10,013
May-2000              $  10,040                           $  10,054
Jun-2000              $  10,161                           $  10,179
Jul-2000              $  10,261                           $  10,244
Aug-2000              $  10,352                           $  10,332
Sep-2000              $  10,414                           $  10,415
Oct-2000              $  10,465                           $  10,475
Nov-2000              $  10,578                           $  10,593
Dec-2000              $  10,732                           $  10,812
Jan-2001              $  10,857                           $  10,947
Feb-2001              $  10,931                           $  11,032
Mar-2001              $  11,005                           $  11,107
Apr-2001              $  11,005                           $  11,106
May-2001              $  11,047                           $  11,161
Jun-2001              $  11,069                           $  11,198
Jul-2001              $  11,207                           $  11,360
Aug-2001              $  11,283                           $  11,444
Sep-2001              $  11,466                           $  11,660
Oct-2001              $  11,596                           $  11,795
Nov-2001              $  11,498                           $  11,722
Dec-2001              $  11,465                           $  11,700
Jan-2002              $  11,498                           $  11,730
Feb-2002              $  11,587                           $  11,806
Mar-2002              $  11,476                           $  11,674
Apr-2002              $  11,614                           $  11,841
May-2002              $  11,679                           $  11,911
Jun-2002              $  11,761                           $  12,032
Jul-2002              $  11,900                           $  12,231
Aug-2002              $  12,013                           $  12,308
Sep-2002              $  12,122                           $  12,475
Oct-2002              $  12,124                           $  12,486
Nov-2002              $  12,076                           $  12,406
Dec-2002              $  12,201                           $  12,578
Jan-2003              $  12,187                           $  12,557
Feb-2003              $  12,263                           $  12,649
Mar-2003              $  12,259                           $  12,664
Apr-2003              $  12,279                           $  12,691
May-2003              $  12,335                           $  12,806
Jun-2003              $  12,333                           $  12,807
Jul-2003              $  12,214                           $  12,650
Aug-2003              $  12,221                           $  12,654
Sep-2003              $  12,341                           $  12,840
Oct-2003              $  12,284                           $  12,755
Nov-2003              $  12,287                           $  12,747
Dec-2003              $  12,339                           $  12,837
Jan-2004              $  12,367                           $  12,877
Feb-2004              $  12,424                           $  12,968
Mar-2004              $  12,464                           $  13,036
Apr-2004              $  12,326                           $  12,824
May-2004              $  12,298                           $  12,801
Jun-2004              $  12,307                           $  12,812
Jul-2004              $  12,353                           $  12,876
Aug-2004              $  12,451                           $  13,015
Sep-2004              $  12,444                           $  13,009
Oct-2004              $  12,480                           $  13,065
Nov-2004              $  12,441                           $  12,964
Dec-2004              $  12,463                           $  13,008
Jan-2005              $  12,468                           $  13,000
Feb-2005              $  12,446                           $  12,940
Mar-2005              $  12,441                           $  12,925
Apr-2005              $  12,504                           $  13,034
May-2005              $  12,548                           $  13,102
Jun-2005              $  12,570                           $  13,134
Jul-2005              $  12,553                           $  13,055
Aug-2005              $  12,610                           $  13,170
Sep-2005              $  12,597                           $  13,102

[CHART]

                               SECTOR ALLOCATIONS

U.S. Treasuries & Agencies Notes       67.7%
Mortgage-Backed Securities             29.0%
Short-Term & Other                      3.3%

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SHORT-TERM GOVERNMENT FUND                                  FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.


YEAR ENDED SEPTEMBER 30,
                                                              ------------------
--------------------------------------------------
                                                                 2005
2004          2003          2002            2001
                                                              ------------------
--------------------------------------------------
Net asset value, beginning of period                          $    51.84    $
52.56    $    53.48    $    53.10      $    50.95
                                                              ----------    ----
------    ----------    ----------      ----------
Investment Activities:
   Net investment income / (loss)                                   1.41
1.30          1.37          1.74            2.55
   Net realized and unrealized gains / (losses)                    (0.78)
(0.87)        (0.42)         1.18            2.45
                                                              ----------    ----
------    ----------    ----------      ----------
Total from Investment Activities                                    0.63
0.43          0.95          2.92            5.00
                                                              ----------    ----
------    ----------    ----------      ----------
DISTRIBUTIONS:
Net investment income                                              (1.42)
(1.15)        (1.58)        (1.79)          (2.60)
Net realized gains                                                    --
--         (0.29)        (0.75)          (0.25)
                                                              ----------    ----
------    ----------    ----------      ----------
Total Distributions                                                (1.42)
(1.15)        (1.87)        (2.54)          (2.85)
                                                              ----------    ----
------    ----------    ----------      ----------
Net asset value, end of period                                $    51.05    $
51.84    $    52.56    $    53.48      $    53.10
                                                              ==========
==========    ==========    ==========      ==========
Total return                                                        1.24%
0.83%         1.81%         5.72%          10.11%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net (1)                   0.73%
0.73%         0.73%         0.73%           0.73%
Ratio of expenses to average net assets - gross                     0.88%
0.85%         0.81%         0.97%           0.91%
Ratio of net investment income / (loss) to average net assets       2.59%
2.16%         2.00%         3.55%           5.08%
Portfolio turnover rate                                            15.98%
32.31%        55.57%        64.75%          48.30%
Net assets, end of period (000's)                             $   28,368    $
28,981    $   31,664    $   25,646      $   16,826

(1) NET EXPENSES REPRESENT GROSS EXPENSES REDUCED BY FEES WAIVED AND/OR REIMBURSED BY THE ADVISER.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS                               SHORT-TERM GOVERNMENT FUND

SEPTEMBER 30, 2005

                                                              PRINCIPAL
VALUE
                                                          ----------------------
-------
U.S. TREASURY OBLIGATIONS - 48.79%
U.S. TREASURY NOTES & BONDS - 48.79%
  5.750% due 11/15/05                                     $   2,000,000    $
2,005,234
  4.625% due 05/15/06                                         2,000,000
2,006,954
  2.375% due 08/15/06                                         2,000,000
1,971,094
  2.875% due 11/30/06                                         2,000,000
1,971,328
  3.375% due 02/28/07                                         1,000,000
989,062
  3.875% due 07/31/07                                         2,000,000
1,989,376
  3.250% due 08/15/07                                         1,000,000
983,750
  3.000% due 02/15/09                                         2,000,000
1,924,688
                                                                           -----
--------
    Total U.S. Treasury Obligations
       (cost $14,004,539)
13,841,486
                                                                           -----
--------
U.S. AGENCY OBLIGATIONS - 18.92%
  FHLB 3.700% due 12/24/07                                    2,000,000
1,946,046
  FHLMC 2.875% due 10/15/05                                   2,500,000
2,499,045
  FHLMC 4.168% due 10/15/34                                     923,094
921,302
                                                                           -----
--------
    Total U.S. Agency Obligations
       (cost $5,426,429)
5,366,393
                                                                           -----
--------
MORTGAGE-BACKED SECURITIES - 13.71%
  FHLMC 5.000% due 05/01/18                                     430,937
430,108
  FNMA 4.500% due 04/01/08                                      308,486
308,418
  FNMA 5.000% due 12/01/08                                      198,245
199,277
  FNMA 5.000% due 01/01/09                                      457,408
459,788
  FNMA 5.000% due 02/01/09                                      150,462
151,237
  FNMA 5.500% due 05/01/12                                      346,398
351,989
  FNMA 4.500% due 03/01/17                                    1,146,998
1,125,723
  FNMA 7.000% due 12/01/29                                      813,057
855,072
  GNMA 9.500% due 09/15/09                                        5,841
6,219
                                                                           -----
--------
    Total Mortgage-Backed Securities
       (cost $3,880,122)
3,887,831
                                                                           -----
--------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 15.27%
  FHR 2791 KA 4.000% due 11/15/15                         $     493,987    $
492,626
  FHR 2858 OP 4.000% due 03/15/20                               639,547
634,896
  FHR 2534 MF 4.168% due 09/15/30                               383,352
383,603
  FHR 2550 FI 4.118% due 11/15/32                               910,227
914,927
  FHR 2950 FM 4.068% due 03/15/35                             1,905,035
1,906,731
                                                                           -----
--------
    Total Collateralized Mortgage Obligations
       (cost $4,349,084)
4,332,783
                                                                           -----
--------

                                                                 SHARES
VALUE
                                                          ----------------------
--------
SHORT-TERM INVESTMENTS - 2.67%
NORTHERN INSTITUTIONAL GOVERNMENT
FUND - 2.67%                                                    756,454    $
756,454
                                                                           -----
--------
    Total Short-Term Investments
       (cost $756,454)
756,454
                                                                           -----
--------
TOTAL INVESTMENTS - 99.36%
   (cost $28,416,628)(1)
28,184,947
                                                                           -----
--------
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(2) - 45.56%
12,924,239
                                                                           -----
--------
OTHER ASSETS AND LIABILITIES - (44.92%)
(12,741,306)
                                                                           -----
--------
TOTAL NET ASSETS - 100.00%                                                 $
28,367,880

=============

(1) For federal income tax purposes, cost is $28,416,628 and gross unrealized appreciation and depreciation of securities as of September 30, 2005 was $51,811 and ($283,492), respectively, with a net appreciation / depreciation of ($231,681).

(2) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $12,668,459, $12,924,239, and $21,371, respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SHORT-TERM GOVERNMENT FUND                                  FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005

ASSETS
   Investments in securities, at value                    $  28,184,947
   Collateral for securities loaned, at fair value           12,924,239
   Receivables:
      Shares sold                                                 2,821
      Interest and dividends                                    215,478
   Prepaid expenses and other                                     2,039
                                                          -------------
                                                             41,329,524
                                                          -------------
LIABILITIES
   Payables:
      Payable upon return of securities loaned               12,924,239
      Bank overdraft                                              4,935
      Advisory fees                                               5,235
      Administration expenses                                     3,790
      Directors' fees                                             1,053
      Custodian fees                                              1,174
      Fund accounting fees                                        3,732
      Professional fees                                          15,473
      Other accrued expenses                                      2,013
                                                          -------------
                                                             12,961,644
                                                          -------------
NET ASSETS*
   Paid-in capital                                           28,772,226
   Accumulated undistributed
      net investment income                                     107,702
   Accumulated net realized gain / (loss)
      on investments and futures contracts                     (280,367)
   Net unrealized appreciation / (depreciation)
      on investments and futures contracts                     (231,681)
                                                          -------------
                                                          $  28,367,880
                                                          =============
Investments at cost                                       $  28,416,628
Shares authorized per class ($.10 par value)                 20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS

                                         SHARES
SHARE CLASS         NET ASSETS/        OUTSTANDING
 Class I           $ 28,367,880          555,674          $       51.05

*FEDERAL TAX DATA AS OF SEPTEMBER 30, 2005
   Undistributed ordinary income                          $    107,702

        CAPITAL LOSS CARRYFORWARD                     POST-OCTOBER
          EXPIRING SEPTEMBER 30:           CAPITAL LOSSES DEFERRED:
-----------------------------------------  ------------------------
      2011         2012           2013        September 30, 2005
      ----         ----           ----        ------------------
    $ (22,527)  $ (192,583)    $ (23,305)           $ (41,230)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2005

INVESTMENT INCOME
   Interest                                               $     922,670
   Other income                                                   9,076
                                                          -------------
                                                                931,746
                                                          -------------
EXPENSES
   Advisory fees                                                126,154
   Administration expenses                                       28,034
   Custodian fees and expenses                                    3,746
   Fund accounting fees                                          42,266
   Professional fees                                             19,804
   Directors' fees                                                3,145
   Transfer agent fees                                           16,140
   Other expenses                                                 6,940
                                                          -------------
                                                                246,229
   Reimbursements and waivers                                   (41,579)
                                                          -------------
                                                                204,650
                                                          -------------
NET INVESTMENT INCOME / (LOSS)                                  727,096
                                                          -------------
REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments
      and options                                                  (724)

   Net change in unrealized appreciation /
      (depreciation) on investments                            (382,730)
                                                          -------------
NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                                               (383,454)
                                                          -------------
NET INCREASE / (DECREASE)
IN NET ASSETS FROM OPERATIONS                             $     343,642
                                                          =============

TRANSACTIONS WITH AFFILIATES:

         PERCENT OF CURRENT
           NET ASSET VALUE
--------------------------------------
              ADMINISTRATION  EXPENSE
 ADVISORY FEE       FEE       LIMIT(1)   WAIVER   REIMBURSEMENT
----------------------------------------------------------------
     0.45%         0.10%       0.28%     $   --     $  41,579

(1) The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED SEPTEMBER 30,


2005             2004
                                                                              --
----------------------------
OPERATIONS
   Net investment income / (loss)                                             $
727,096    $     623,326
   Net realized gain / (loss) on investments and futures
(724)          57,616
   Net change in unrealized appreciation / (depreciation) on investments
(382,730)        (446,981)
                                                                              --
-----------    -------------

343,642          233,961
                                                                              --
-----------    -------------
DISTRIBUTIONS TO SHAREHOLDERS*
   Net investment income
(777,408)        (637,398)
                                                                              --
-----------    -------------

(777,408)        (637,398)
                                                                              --
-----------    -------------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold
5,666,704        6,397,892
   Reinvestment of distributions
777,408          637,398
   Payments for shares redeemed
(6,623,157)      (9,315,505)
                                                                              --
-----------    -------------

(179,045)      (2,280,215)
                                                                              --
-----------    -------------
NET INCREASE / (DECREASE) IN NET ASSETS
(612,811)      (2,683,652)
NET ASSETS
   Beginning of period
28,980,691       31,664,343
                                                                              --
-----------    -------------
   End of period                                                              $
28,367,880    $  28,980,691

=============    =============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                               $
107,702    $     116,225

=============    =============
FUND SHARE TRANSACTIONS
   Sold
110,391          123,161
   Reinvestment of distributions
15,177           12,271
   Redeemed
(128,943)        (178,798)
                                                                              --
-----------    -------------
      Net increase / (decrease) from fund share transactions
(3,375)         (43,366)

=============    =============
TOTAL COST OF PURCHASES OF:
   U.S. Government Securities                                                 $
8,911,226    $   8,028,046
                                                                              --
-----------    -------------
                                                                              $
8,911,226    $   8,028,046

=============    =============
TOTAL PROCEEDS FROM SALES OF:
   U.S. Government Securities                                                 $
4,280,461    $   7,547,548
                                                                              --
-----------    -------------
                                                                              $
4,280,461    $   7,547,548

=============    =============
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                                            $
777,408    $     637,398
                                                                              --
-----------    -------------
                                                                              $
777,408    $     637,398

=============    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                            HIGH YIELD BOND FUND

OBJECTIVE - Seeks high current income and capital appreciation, secondarily.

STRATEGY - Under normal circumstances, the High Yield Bond Fund (the "Fund") will invest at least 80% of its assets in high yield, high risk bonds, also known as "junk" bonds, with intermediate maturities.

MANAGER'S COMMENTS:

For the fiscal year ended September 30, 2005, the Fund provided a total return of 11.03% (before the impact of any product or contract-level fees) compared to 6.70% for the Merrill Lynch High Yield Master II Index. This is the third year in a row of double digit positive returns for the Fund. The primary reason for the strong performance vs. the Index was the performance of portfolio holdings with lower ratings and special situation securities.

The economy continues to be relatively strong, with annual gross domestic product growing between 3-4%. In addition, corporate profits have remained strong, by and large, despite materially higher energy prices, higher short term interest rates and various disruptions caused by hurricanes in 2005.

Lead by the downgrades of Ford Motor and General Motors to high yield status, the credit markets have been choppy, at best, since the spring of 2005. Continued weakness in the autos and automotive suppliers has lead to general spread widening in the high yield market recently. Market participants have also become concerned that inflation may be creeping back into the fabric of the U.S. economy with oil prices hovering above the $60 per barrel level after topping out over $70 per barrel. Higher energy prices also may have a negative impact on consumers during the upcoming Holiday season and into 2006 during the winter months. Higher inflation, higher interest rates and a weakening consumer are not the recipe for strong economic growth and continued improvement in the credit cycle.

While the past three years have been quite positive for high yield bond investors, the future may not be as rosy. The economy appears to be in the mature stages of this recovery. In addition, the credit cycle appears to be peaking, with default rates hitting multi-year lows in 2005. Although the economy and credit cycle may remain near their highs for a period of time, it appears that the best part of the cycle is behind us.

Looking into 2006, we remain cautious on the high yield market. We believe that higher interest rates may undermine the return of all fixed income markets, including the high yield market. In addition, we do not believe that material spread tightening will occur, to offset the potential negative affects of higher rates. Therefore, we continue to focus on special situations, which are not as highly correlated to the overall high yield market, and on securities that we believe are more defensive in nature.

                                    FUND DATA

     Managers:                         Gary Rodmaker
     Inception Date:                   July 9, 2001
     Total Net Assets:                 $19.1 Million
     Number of Holdings:               60
     Average Duration:                 3.69 years
     Average Maturity:                 6.00 years
     Average Credit Quality:           B-/B3
     Current Yield:                    9.61%

[CHART]

               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

Summit High Yield Bond Fund - Average Annual Total Return

         1-YEAR  3-YEAR  SINCE INCEPTION
         11.03%  15.38%      6.69%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

              SUMMIT HIGH YIELD BOND FUND     MERRILL LYNCH HIGH YIELD MASTER II
INDEX
Jul-2001                $  10,000                             $  10,000
Jul-2001                $  10,000                             $  10,117
Aug-2001                $  10,033                             $  10,197
Sep-2001                $   9,169                             $   9,493
Oct-2001                $   9,551                             $   9,796
Nov-2001                $   9,955                             $  10,141
Dec-2001                $   9,838                             $  10,061
Jan-2002                $   9,561                             $  10,116
Feb-2002                $   9,302                             $   9,983
Mar-2002                $   9,646                             $  10,234
Apr-2002                $   9,772                             $  10,398
May-2002                $   9,812                             $  10,318
Jun-2002                $   9,087                             $   9,520
Jul-2002                $   8,776                             $   9,150
Aug-2002                $   8,939                             $   9,378
Sep-2002                $   8,563                             $   9,232
Oct-2002                $   8,370                             $   9,155
Nov-2002                $   9,015                             $   9,727
Dec-2002                $   9,011                             $   9,869
Jan-2003                $   9,136                             $  10,165
Feb-2003                $   9,257                             $  10,302
Mar-2003                $   9,487                             $  10,574
Apr-2003                $   9,958                             $  11,188
May-2003                $   9,989                             $  11,316
Jun-2003                $  10,297                             $  11,633
Jul-2003                $  10,137                             $  11,476
Aug-2003                $  10,282                             $  11,622
Sep-2003                $  10,612                             $  11,938
Oct-2003                $  10,879                             $  12,185
Nov-2003                $  10,899                             $  12,354
Dec-2003                $  11,107                             $  12,647
Jan-2004                $  11,288                             $  12,851
Feb-2004                $  11,341                             $  12,837
Mar-2004                $  11,541                             $  12,922
Apr-2004                $  11,315                             $  12,837
May-2004                $  11,158                             $  12,635
Jun-2004                $  11,344                             $  12,819
Jul-2004                $  11,475                             $  12,992
Aug-2004                $  11,722                             $  13,228
Sep-2004                $  11,847                             $  13,412
Oct-2004                $  12,040                             $  13,671
Nov-2004                $  12,174                             $  13,813
Dec-2004                $  12,310                             $  14,021
Jan-2005                $  12,297                             $  14,007
Feb-2005                $  12,472                             $  14,207
Mar-2005                $  12,127                             $  13,819
Apr-2005                $  12,061                             $  13,671
May-2005                $  12,368                             $  13,915
Jun-2005                $  12,638                             $  14,180
Jul-2005                $  12,984                             $  14,403
Aug-2005                $  13,154                             $  14,455
Sep-2005                $  13,158                             $  14,310

                                QUALITY BREAKDOWN

                                         (% OF PORTFOLIO)
                                         ----------------
     BB                                         38%
     B                                          39%
     CCC                                        14%
     D                                           9%

[CHART]

                               SECTOR ALLOCATIONS

Common Stock               9.4%
Preferred Stock            3.6%
Corporate Bonds & Notes   83.8%
Short-Term & Other         3.2%

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
FINANCIAL HIGHLIGHTS                                        HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.


HIGH YIELD BOND FUND
                                                               -----------------
----------------------------------------------------

PERIOD FROM

JULY 9, 2001(1)
                                                                           YEAR
ENDED SEPTEMBER 30,                TO SEPTEMBER 30,
                                                               -----------------
----------------------------------------------------
                                                                  2005
2004         2003         2002           2001
                                                               -----------------
----------------------------------------------------
Net asset value, beginning of period                           $    27.59   $
26.67   $    23.48   $    27.60     $     30.30
                                                               ----------   ----
------   ----------   ----------     -----------
Investment Activities:
   Net investment income / (loss)                                    1.93
1.90         2.20         2.39            0.65
   Net realized and unrealized gains / (losses)                      1.00
1.08         3.13        (3.98)          (3.15)
                                                               ----------   ----
------   ----------   ----------     -----------
Total from Investment Activities                                     2.93
2.98         5.33        (1.59)          (2.50)
                                                               ----------   ----
------   ----------   ----------     -----------
DISTRIBUTIONS:
Net investment income                                               (1.83)
(2.06)       (2.14)       (2.53)          (0.20)
                                                               ----------   ----
------   ----------   ----------     -----------
Total Distributions                                                 (1.83)
(2.06)       (2.14)       (2.53)          (0.20)
                                                               ----------   ----
------   ----------   ----------     -----------
Net asset value, end of period                                 $    28.69   $
27.59   $    26.67   $    23.48     $     27.60
                                                               ==========
==========   ==========   ==========     ===========
Total return                                                        11.03%
11.64%       23.92%       -6.61%          -8.31%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net (2)                    1.22%
1.21%        1.18%        1.22%           1.30%(3)
Ratio of expenses to average net assets - gross                      1.22%
1.21%        1.18%        1.22%           1.30%(3)
Ratio of net investment income / (loss) to average net assets        6.81%
6.93%        8.80%        8.86%           9.11%(3)
Portfolio turnover rate                                             99.09%
162.69%      214.02%      185.02%         111.21%(3)
Net assets, end of period (000's)                              $   19,094   $
18,777   $   18,519   $   16,420     $    18,850

(1)  COMMENCEMENT OF OPERATIONS.
(2) NET EXPENSES REPRESENT GROSS EXPENSES REDUCED BY FEES WAIVED AND/OR REIMBURSED BY THE ADVISER.
(3)  ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
HIGH YIELD BOND FUND                                     SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2005

                                                                 SHARES
VALUE
                                                          ----------------------
--------
PREFERRED STOCKS - 3.61%
MEDIA & CABLE - 3.61%
  Loral(5)                                                        1,500   $
298,500
  Paxson Communications 14.25% PIK Dividend                     137,939
390,176
                                                                          ------
-------

688,676
                                                                          ------
-------
    Total Preferred Stocks
       (cost $727,375)
688,676
                                                                          ------
-------
COMMON STOCKS - 9.37%
CONSUMER NON-DURABLE - 0.62%
  Simonds Industries Inc.*+(6)(7)                                 2,746
118,078
                                                                          ------
-------
ENERGY - 5.98%
  High Voltage Engineering Corp.                                 62,000
573,500
  ICG Inc.                                                       35,000
521,500
  Intermet Stock Rights                                           4,765
47,650
                                                                          ------
-------

1,142,650
                                                                          ------
-------
INSURANCE - 2.77%
  Conseco Inc.                                                   25,000
527,750
                                                                          ------
-------
    Total Common Stocks
       (cost $2,286,277)
1,788,478
                                                                          ------
-------

                                                              PRINCIPAL
VALUE
                                                          ----------------------
-------
CORPORATE BONDS AND NOTES - 83.81%
CONSUMER CYCLICAL - 5.76%
  Bally Total Fitness
     (9.875% due 10/15/07)                                $     500,000   $
451,250
  Boise Cascade
     (6.473% due 10/15/12)                                      125,000
124,687
  Intcomex Inc.(2)
     (11.750% due 01/15/11)                                     500,000
497,500
  Navistar International
     (9.375% due 06/01/06)                                       25,000
25,500
                                                                          ------
-------

1,098,937
                                                                          ------
-------
CONSUMER NON-DURABLE - 11.12%
  American Restaurant Group Inc.(4)
     (11.500% due 11/01/06)                                     750,000
480,937
  Avado Brands Inc.+(4)
     (9.750% due 06/01/06)                                    1,065,000
103,838
  Del Monte Corp.(2)
     (6.750% due 02/15/15)                                      250,000
251,250
  Huntsman
     (11.625% due 10/15/10)                                     130,000
148,525
  Land O'Lakes(2)
     (7.450% due 03/15/28)                                      500,000
460,000
  Lyondell Chemicals Co.
     (9.500% due 12/15/08)                                       35,000
36,663
  PQ Corp.(2)
     (7.500% due 02/15/13)                                      125,000
121,250
  Texas Industries Inc.(2)
     (7.250% due 07/15/13)                                      500,000
520,000
                                                                          ------
-------

2,122,463
                                                                          ------
-------
ELECTRIC - 8.94%
  AES Corporation
     (9.375% due 09/15/10)                                $     500,000   $
551,250
  Mirant Americas Generation(4)
     (9.125% due 05/01/31)                                      500,000
645,000
  Nevada Power Co.
     (6.500% due 04/15/12)                                      125,000
129,688
  Sierra Power
     (6.250% due 04/15/12)                                      125,000
127,188
  Whiting Petroleum Corp.
     (7.250% due 05/01/13)                                      250,000
254,375
                                                                          ------
-------

1,707,501
                                                                          ------
-------
ENERGY - 5.75%
  Calpine Corp.
     (7.625% due 04/15/06)                                      250,000
220,000
  Calpine Corp.
     (10.500% due 05/15/06)                                     500,000
447,500
  Compression Polymers Holding(2)
     (10.500% due 07/01/13)                                     250,000
231,875
  Evergreen International
     (12.000% due 05/15/10)                                     250,000
197,500
                                                                          ------
-------

1,096,875
                                                                          ------
-------
FINANCE - 2.54%
  GMAC
     (7.750% due 01/19/10)                                      500,000
484,653
                                                                          ------
-------
HEALTH CARE - 4.86%
  Davita Inc.(2)
     (7.250% due 03/15/15)                                      125,000
126,718
  Genesis Healthcare Corp.
     (8.000% due 10/15/13)                                      250,000
269,375
  Resolution Performance
     (13.500% due 11/15/10)                                     500,000
531,250
                                                                          ------
-------

927,343
                                                                          ------
-------
HOMEBUILDING - 7.26%
  Tech Olympic USA Inc.
     (9.000% due 07/01/10)                                      600,000
621,000
  WCI Communities Inc. Sr. Sub Nts.
     (6.625% due 03/15/15)                                      500,000
452,500
  Werner Holdings Co.
     (10.000% due 11/15/07)                                     500,000
312,500
                                                                          ------
-------

1,386,000
                                                                          ------
-------
HOTEL & GAMING - 3.97%
  MGM Mirage
     (6.750% due 09/01/12)                                      500,000
508,125
  Station Casinos
     (6.000% due 04/01/12)                                      250,000
249,687
                                                                          ------
-------

757,812
                                                                          ------
-------
MEDIA & CABLE - 7.33%
  Charter Communications(2)
     (8.000% due 04/30/12)                                      250,000
251,875
  Charter Communications
     (4.750% due 06/01/06)                                      250,000
245,625
  CSC Holdings
     (8.125% due 08/15/09)                                      500,000
503,750

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                              PRINCIPAL
VALUE
                                                          ----------------------
-------
MEDIA & CABLE - 7.33% (CONTINUED)
  Paxson Communications
     (0.000% / 12.75% step bond due 01/15/09)             $     250,000   $
242,500
  Ventas Realty(2)
     (7.125% due 06/01/15)                                      150,000
155,250
                                                                          ------
-------

1,399,000
                                                                          ------
-------
MEDIA & PUBLISHING - 5.16%
  Dex Media West
     (9.875% due 08/15/13)                                      250,000
275,938
  Pen Holdings(4)
     (9.875% due 06/15/08)                                      250,000
160,000
  RH Donnelley Financial Corp.(2)
     (8.875% due 12/15/10)                                      250,000
268,125
     (10.875% due 12/15/12)                                     250,000
280,625
                                                                          ------
-------

984,688
                                                                          ------
-------
PRINTING & PUBLISHING - 1.35%
  Cadmus Communications
     (8.375% due 06/15/14)                                      250,000
258,125
                                                                          ------
-------
REAL ESTATE - 4.25%
  Corrections Corp. of America
     (7.500% due 05/01/11)                                      500,000
515,625
  Intermet Corp.(4)
     (9.750% due 06/15/09)                                      125,000
41,875
  La Quinta Properties
     (7.000% due 08/15/12)                                      250,000
256,875
                                                                          ------
-------

814,375
                                                                          ------
-------
TELECOMMUNICATIONS - 5.12%
  MCI Inc.
     (6.908% due 05/01/07)                                      500,000
503,750
  Qwest Communications International
     (7.500% due 02/15/14)                                      500,000
475,000
                                                                          ------
-------

978,750
                                                                          ------
-------
TRANSPORTATION - 9.00%
  Accuride Corp.
     (8.500% due 02/01/15)                                $     500,000   $
490,000
  Atlas Air Inc.
     (7.380% due 01/02/18)                                       80,023
79,676
  Delta Airlines
     (7.111% due 09/18/11)                                      500,000
483,693
  Jet Equipment(2)(4)
     (7.630% due 08/15/12)                                      805,625
665,301
                                                                          ------
-------

1,718,670
                                                                          ------
-------
UTILITY - 1.40%
  Northwest Pipeline Corp.
     (8.125% due 03/01/10)                                      250,000
266,875
                                                                          ------
-------
    Total Corporate Bonds and Notes
       (cost $16,258,027)
16,002,067
                                                                          ------
-------

                                                                 SHARES
VALUE
                                                          ----------------------
-------
SHORT-TERM INVESTMENTS - 1.15%
NORTHERN TRUST DIVERSIFIED ASSETS
FUND - 1.15%                                                    220,410   $
220,410
                                                                          ------
-------
    Total Short-Term Investments
       (cost $220,410)
220,410
                                                                          ------
-------
TOTAL INVESTMENTS - 97.94%
   (cost $19,492,089)(1)
18,699,631
                                                                          ------
-------
NORTHERN INSTITUTIONAL LIQUID
ASSET PORTFOLIO(3) - 45.68%
8,723,174
                                                                          ------
-------
OTHER ASSETS AND LIABILITIES - (43.62%)
(8,329,138)
                                                                          ------
-------
TOTAL NET ASSETS - 100.00%                                                $
19,093,667

=============

*    NON-INCOME PRODUCING

+    Illiquid

(1) For federal income tax purposes, cost is $19,492,508 and gross unrealized appreciation and depreciation of securities as of September 30, 2005 was $871,844 and ($1,664,721), respectively, with a net appreciation / depreciation of ($792,877).

(2) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $8,505,311, $8,723,174, and $0, respectively.

(4)  Security in default.

(5) This security was purchased on a "when-issued" basis with a settlement (delivery and payment) beyond the traditional 3 days after trade date at a cost of $288,000.

(6)  Represent restricted private placement shares.

(7) Valued at fair value as determined in good faith under procedures adopted by the Board of Directors.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
HIGH YIELD BOND FUND                                        FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005

ASSETS
   Investments in securities, at value                    $  18,699,631
   Collateral for securities loaned, at fair value            8,723,174
   Receivables:
      Securities sold                                           523,365
      Interest and dividends                                    296,546
   Prepaid expenses and other                                     2,467
                                                          -------------
                                                             28,245,183
                                                          -------------
LIABILITIES
   Payables:
      Investment securities purchased                            92,748
      Shares redeemed                                             6,832
      Payable upon return of securities loaned                8,723,174
      Bank overdraft                                            289,009
      Advisory fees                                              10,240
      Administration expenses                                     1,575
      Directors' fees                                               772
      Custodian fees                                                979
      Fund accounting fees                                        7,751
      Professional fees                                          15,315
      Other accrued expenses                                      3,121
                                                          -------------
                                                              9,151,516
                                                          -------------
NET ASSETS*
   Paid-in capital                                           41,319,409
   Accumulated undistributed
      net investment income                                     202,458
   Accumulated net realized gain / (loss)
      on investments and futures contracts                  (21,635,742)
   Net unrealized appreciation / (depreciation)
      on investments and futures contracts                     (792,458)
                                                          -------------
                                                          $  19,093,667
                                                          =============
Investments at cost                                       $  19,492,089
Shares authorized per class ($.10 par value)                 20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS

                                       SHARES
SHARE CLASS        NET ASSETS/       OUTSTANDING
 Class I          $ 19,093,667         665,447            $       28.69

*FEDERAL TAX DATA AS OF SEPTEMBER 30, 2005
   Undistributed ordinary income                          $     202,458

                CAPITAL LOSS CARRYFORWARD
                  EXPIRING SEPTEMBER 30:
----------------------------------------------------------
      2009            2010          2011         2012
      ----            ----          ----         ----
$ (18,291,878)  $ (1,527,322)  $ (1,025,886)  $ (791,075)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2005

INVESTMENT INCOME
   Interest                                               $   1,475,682
   Dividends                                                      5,790
   Other income                                                  48,880
                                                          -------------
                                                              1,530,352
                                                          -------------
EXPENSES
   Advisory fees                                                123,803
   Administration expenses                                       19,047
   Custodian fees and expenses                                    3,311
   Fund accounting fees                                          45,441
   Professional fees                                             18,736
   Directors' fees                                                2,256
   Transfer agent fees                                           15,958
   Other expenses                                                 3,404
                                                          -------------
                                                                231,956
NET INVESTMENT INCOME / (LOSS)                                1,298,396
                                                          -------------
REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments
      and options                                               829,478
                                                          -------------
   Net change in unrealized appreciation /
      (depreciation) on investments                            (145,142)
                                                          -------------
NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                                                684,336
                                                          -------------
NET INCREASE / (DECREASE)
IN NET ASSETS FROM OPERATIONS                             $   1,982,732
                                                          =============

TRANSACTIONS WITH AFFILIATES:

      PERCENT OF CURRENT
        NET ASSET VALUE
--------------------------------
                 ADMINISTRATION
 ADVISORY FEE          FEE
--------------------------------
     0.65%            0.10%

(1) The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED SEPTEMBER 30,


2005             2004
                                                                              --
----------------------------
OPERATIONS
   Net investment income / (loss)                                             $
1,298,396    $   1,276,639
   Net realized gain / (loss) on investments and futures
829,478          656,521
   Net change in unrealized appreciation / (depreciation) on investments
(145,142)          99,125
                                                                              --
-----------    -------------

1,982,732        2,032,285
                                                                              --
-----------    -------------
DISTRIBUTIONS TO SHAREHOLDERS*
   Net investment income
(1,235,878)      (1,390,524)
                                                                              --
-----------    -------------

(1,235,878)      (1,390,524)
                                                                              --
-----------    -------------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold
3,273,051        2,728,128
   Reinvestment of distributions
334,066          296,111
   Payments for shares redeemed
(4,037,255)      (3,408,521)
                                                                              --
-----------    -------------

(430,138)        (384,282)
                                                                              --
-----------    -------------
NET INCREASE / (DECREASE) IN NET ASSETS
316,716          257,479
NET ASSETS
   Beginning of period
18,776,951       18,519,472
                                                                              --
-----------    -------------
   End of period                                                              $
19,093,667    $  18,776,951

=============    =============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                               $
202,458    $     140,454

=============    =============
FUND SHARE TRANSACTIONS
   Sold
116,540          100,404
   Reinvestment of distributions
12,052           11,036
   Redeemed
(143,721)        (125,132)
                                                                              --
-----------    -------------
      Net increase / (decrease) from fund share transactions
(15,129)         (13,692)

=============    =============
TOTAL COST OF PURCHASES OF:
   Common Stocks                                                              $
1,593,887    $   2,642,691
   U.S. Government Securities
1,002,383        1,001,445
   Corporate Bonds
15,701,286       25,305,340
                                                                              --
-----------    -------------
                                                                              $
18,297,556    $  28,949,476

=============    =============
TOTAL PROCEEDS FROM SALES OF:
   Common Stocks                                                              $
1,729,855    $   1,421,123
   U.S. Government Securities
1,006,211        1,006,602
   Corporate Bonds
16,342,653       28,084,773
                                                                              --
-----------    -------------
                                                                              $
19,078,719    $  30,512,498

=============    =============
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                                            $
1,235,878    $   1,390,524
                                                                              --
-----------    -------------
                                                                              $
1,235,878    $   1,390,524

=============    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                               MONEY MARKET FUND

OBJECTIVE - Seeks to maintain stability of capital and to maintain the liquidity of capital and to provide current income.

STRATEGY - The Money Market Fund (the "Fund") intends to invest 100% of the value of its assets in high quality short-term securities.

MANAGER'S COMMENTS:

In the fiscal year ending September 30, 2005, Federal Open Market Committee
(FOMC) has continued its tightening cycle. The above trend growth and significant job creation has given way for the FOMC to raise interest rates eight consecutive times over the last twelve months. In their efforts to thwart inflation, a measured campaign to remove policy accommodation has been in effect as the economic landscape improved. The Fed's "measured" pace policy set the market tone for the year.

Although the economy continued to face many challenges, the expansion proved to be quite resilient over the last year. Among these challenges were high oil prices which continued to set new records. Funding of the large budget deficit was brought into question as the dollar weakened substantially. Excessive liquidity caused credit spreads to tighten substantially. These challenges caused some volatility in the yield curve as market expectations of anticipated Fed rate hikes changed. However, the manufacturing sector remained strong, change in nonfarm payrolls averaged 180,000, housing prices continued to make gains, consumer spending was strong and inflation remained low, altogether proving the recovery had a strong foundation. Given the improving fundamentals, the Committee felt it prudent to continue to remove policy accommodation, increasing the Federal Funds rate to 3.75% by fiscal year end. The Federal Reserve chairman himself warned; "rising interest rates have been advertised for so long and in so many places that any one who has not appropriately hedged his position by now, obviously, is desirous of losing money."

In August, Hurricane Katrina not only devastated the gulf coast as one of the worst natural disasters to hit the U.S., but it also threatened to possibly derail the economy. The once resilient consumer was hit with the effects immediately as oil and gas prices spiked substantially. The FOMC recognized the storm's initial impact on the economy in terms of growth and job loss. However, they remained more concerned with the forthcoming growth from the rebuilding effort and the inflation that will likely accompany it. With this in mind the Fed remained vigil, raised their target another quarter to 3.75% in September, and expressed their intention for further hikes in 2005.

In light of the FOMC's monetary policy over the last twelve-month period, our strategy was to shorten the weighted average maturity of the fund and manage a significant portion of the fund to the FOMC meetings. Over the period, the Summit Money Market Fund ranged from 25 to 55 days and we kept our purchases mainly within the 3 months maturities. The yield curve steepened substantially as the market anticipated a series of Fed moves and as opportunities warranted we did purchase out the curve to pick up some yield. We also increased our allocation in floating rate paper as availability allowed. Assets were relatively stable throughout the period and the credit quality of the portfolio is excellent. Given the FOMC's inflation concerns going forward, the Federal Funds Rate could end the year at 4.25%. With this in mind, we will continue to keep our weighted average maturity relatively short, extending duration as the yield curve steepness warrants.

                                    FUND DATA

     Manager:                 Subadvised by
                              Deutsche Investment
                              Management Americas Inc.
     Inception Date:          June 28, 2000
     Total Net Assets:        $109.4 Million
     7-day Yield:             3.39%

[CHART]

                               SECTOR ALLOCATIONS

Short-Term Investments and Other        100.0%

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
FINANCIAL HIGHLIGHTS                                           MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period.

                                                                         YEAR
ENDED SEPTEMBER 30,
                                                        ------------------------
---------------------------------
                                                           2005        2004
2003        2002        2001
                                                        ------------------------
---------------------------------
Net asset value, beginning of period                    $    1.00   $    1.00
$    1.00   $    1.00   $    1.00
                                                        ---------   ---------
---------   ---------   ---------
Investment Activities:
   Net investment income / (loss)                            0.02        0.01
0.01        0.02        0.05
                                                        ---------   ---------
---------   ---------   ---------
Total from Investment Activities                             0.02        0.01
0.01        0.02        0.05
                                                        ---------   ---------
---------   ---------   ---------

DISTRIBUTIONS:
Net investment income                                       (0.02)      (0.01)
(0.01)      (0.02)      (0.05)
                                                        ---------   ---------
---------   ---------   ---------
Total Distributions                                         (0.02)      (0.01)
(0.01)      (0.02)      (0.05)
                                                        ---------   ---------
---------   ---------   ---------
Net asset value, end of period                          $    1.00   $    1.00
$    1.00   $    1.00   $    1.00
                                                        =========   =========
=========   =========   =========
Total return                                                 2.33%       0.79%
0.95%       1.64%       4.99%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net (1)            0.45%       0.45%
0.45%       0.44%       0.43%
Ratio of expenses to average net assets - gross              0.60%       0.59%
0.56%       0.60%       0.48%
Ratio of net investment income / (loss)
   to average net assets                                     2.33%       0.79%
0.95%       1.62%       4.78%
Net assets, end of period (000's)                       $ 109,406   $ 103,499
$ 112,651   $ 120,401   $  86,889

(1) NET EXPENSES REPRESENT GROSS EXPENSES REDUCED BY FEES WAIVED AND/OR REIMBURSED BY THE ADVISER.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
MONEY MARKET FUND                                        SCHEDULE OF INVESTMENTS

                                                      PRINCIPAL            VALUE
                                                 -------------------------------
SHORT-TERM INVESTMENTS - 99.31%
COMMERCIAL PAPER - 99.31%
  Altantis One
     (3.930% due 03/01/06)(1)                    $    1,500,000   $    1,475,274
  American Honda Finance
     (3.884% due 12/22/05)                            2,000,000        2,000,000
  Bank of Tokyo
     (3.770% due 11/01/05)                            5,000,000        5,000,000
  Banque Nationale De Paris
     (3.807% due 10/26/06)                            1,000,000        1,000,000
  Barclays Bank
     (3.720% due 11/10/05)                            3,000,000        3,000,000
  CSFB
     (3.930% due 09/26/06)                            3,000,000        3,000,000
  CSFB
     (3.780% due 11/01/05)                            2,000,000        2,000,000
  Compass
     (3.790% due 10/26/05)(1)                         5,100,000        5,086,577
  CRC
     (3.800% due 10/26/05)(1)                         5,000,000        4,986,806
  Depfa Bank
     (3.880% due 03/15/06)                            1,000,000        1,000,000
  Depfa Bank
     (3.220% due 02/06/06)                            1,000,000        1,000,000
  Dexia Credit Local
     (3.750% due 12/09/05)                            5,000,000        5,000,000
  Federal National Mortgage Corp.
     (3.510% due 10/07/05)                            4,000,000        4,000,000
  Federal National Mortgage Corp.
     (4.000% due 01/20/06)                            1,000,000        1,000,000
  Federal National Mortgage Corp.
     (3.569% due 01/07/06)                            1,000,000          998,882
  Federal National Mortgage Assistance Notes
     (4.030% due 01/21/06)                            1,000,000        1,000,000
  Giro Nt.
     (3.790% due 11/01/05)                            3,000,000        2,990,209
  Giro Funding US Corp.
     (3.720% due 11/10/05)(1)                         2,000,000        1,991,733
  Goldman Sachs Group
     (3.756% due 10/28/05)                            1,000,000        1,000,000
  Greenwich Capital
     (3.790% due 06/20/06)                            4,000,000        4,000,000
  HBOS Treasury Services
     (3.800% due 07/10/06)                            1,500,000        1,500,000
  HSH Nordbank
     (3.800% due 10/27/05)                            5,000,000        5,000,000
  International Business Machine
     (3.672% due 11/08/05)+(2)                        1,000,000          999,766
  Johnson Controls
     (3.910% due 10/03/05)                            5,345,000        5,343,839
  Lake Constance
     (3.700% due 11/10/05)(1)                         1,000,000          995,889
  Lake Constance
     (3.990% due 01/03/06)(1)                    $    4,000,000   $    3,958,327
  Links Finance
     (3.751% due 11/21/05)                            2,000,000        1,999,793
  Merrill Lynch & Co.
     (3.730% due 11/07/05)                            5,000,000        5,002,383
  Morgan Stanley
     (3.810% due 10/28/05)(1)                         3,000,000        2,991,428
  Morgan Stanley
     (4.007% due 11/15/05)                            2,000,000        2,000,000
  Perry Global Funding
     (3.560% due 10/04/05)(1)                         2,000,000        1,999,407
  Skandinavia Enskila Bank
     (3.779% due 11/16/05)                            3,000,000        3,000,000
  SBC Communications
     (3.790% due 11/07/05)(1)                         2,000,000        1,992,209
  Scaldis Capital
     (3.830% due 12/19/05)(1)                         5,000,000        4,957,976
  Sheffield
     (3.900% due 10/03/05)                            2,400,000        2,399,480
  Societe Generale
     (3.920% due 10/03/05)                            4,000,000        4,000,000
  Societe Generale
     (3.265% due 03/03/06)                            1,000,000        1,000,000
  Swedish National Housing
     (3.925% due 03/02/06)(1)                         1,000,000          983,428
  Tango Finance Corp.
     (3.731% due 11/16/05)                            5,000,000        4,999,871
  Toronto Dominion Holdings
     (3.750% due 05/16/06)                            1,000,000          999,939
  Unicredito Italiano
     (3.800% due 06/15/06)                            1,000,000        1,000,000
                                                                  --------------
    Total Short-Term Investments
       (cost $108,653,216)                                           108,653,216
                                                                  --------------

                                                         SHARES            VALUE
                                                 -------------------------------
SHORT-TERM INVESTMENTS - 0.00%
NORTHERN TRUST DIVERSIFIED ASSETS
FUND - 0.00%                                                269   $          269
                                                                  --------------
    Total Short-Term Investments
       (cost $269)                                                           269
                                                                  --------------
TOTAL INVESTMENTS - 99.31%
   (cost $108,653,485)                                               108,653,485
                                                                  --------------
OTHER ASSETS AND LIABILITIES - 0.69%                                     752,572
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  109,406,057
                                                                  ==============

+    Illiquid

(1) Security is exempt from registration under Rule 144(a) of the Securities Act of 1933. It may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board for 4(2) paper that requires each security to be rated in one of the two highest rating categories by at least two nationally recognized rating organizations ("NRSO"), or if one NRSO rates the security, by that NRSO.

(2) Security is exempt from registration under Rule 144(a) of the Securities Act of 1933. It may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid for not meeting the required criteria adopted by the Fund's Board to be classified a liquid security. The aggregate of such securities are limited to 10% of net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
FINANCIAL STATEMENTS                                           MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005

ASSETS
   Investments in securities, at value                            $  108,653,485
   Receivables:
      Shares sold                                                        594,677
      Interest and dividends                                             243,417
   Prepaid expenses and other                                              6,245
                                                                  --------------
                                                                     109,497,824
                                                                  --------------
LIABILITIES
   Payables:
      Bank overdraft                                                       5,547
      Advisory fees                                                       32,138
      Administration expenses                                              9,012
      Directors' fees                                                      6,921
      Custodian fees                                                       4,440
      Fund accounting fees                                                 6,509
      Professional fees                                                   22,697
      Other accrued expenses                                               4,503
                                                                  --------------
                                                                          91,767
                                                                  --------------
NET ASSETS
   Paid-in capital                                                   109,406,057
                                                                  --------------
                                                                  $  109,406,057
                                                                  ==============
 Investments at cost                                              $  108,653,485

 Shares authorized per class ($.10 par value)                        200,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS

                                   SHARES
SHARE CLASS      NET ASSETS/     OUTSTANDING
  Class I      $ 109,406,057     109,406,057     $  1.00

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2005

INVESTMENT INCOME
   Interest                                                       $    2,865,811
                                                                  --------------
                                                                       2,865,811
                                                                  --------------
EXPENSES
   Advisory fees                                                         360,955
   Administration expenses                                               103,130
   Custodian fees and expenses                                            14,743
   Fund accounting fees                                                   47,382
   Professional fees                                                      37,817
   Directors' fees                                                        15,264
   Transfer agent fees                                                    22,352
   Other expenses                                                         20,403
                                                                  --------------
                                                                         622,046
   Reimbursements and waivers
(157,960)
                                                                  --------------
                                                                         464,086
                                                                  --------------
NET INVESTMENT INCOME / (LOSS)                                         2,401,725
                                                                  --------------

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments
      and options                                                          2,554
   Net change in unrealized appreciation /
      (depreciation) on investments                                           --
                                                                  --------------
NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                                                           2,554
                                                                  --------------

NET INCREASE / (DECREASE)
IN NET ASSETS FROM OPERATIONS                                     $    2,404,279
                                                                  ==============

TRANSACTIONS WITH AFFILIATES:

          PERCENT OF CURRENT
            NET ASSET VALUE
------------------------------------------
                 ADMINISTRATION    EXPENSE
 ADVISORY FEE          FEE         LIMIT(1)     WAIVER    REIMBURSEMENT
-----------------------------------------------------------------------
     0.35%            0.10%           0.10%     $   --    $     157,960

(1) The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED SEPTEMBER 30,

                                                                         2005
2004
                                                                    ------------
--------------------
OPERATIONS
   Net investment income / (loss)                                   $
2,401,725    $      808,832
   Net realized gain / (loss) on investments and futures
2,554               592
                                                                    ------------
--    --------------

2,404,279           809,424
                                                                    ------------
--    --------------
DISTRIBUTIONS TO SHAREHOLDERS*
   Net investment income
(2,401,725)         (808,832)
   Net realized gain on investments
(2,554)             (592)
                                                                    ------------
--    --------------

(2,404,279)         (809,424)
                                                                    ------------
--    --------------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold
53,248,848        45,621,857
   Reinvestment of distributions
2,402,577           808,954
   Payments for shares redeemed
(49,744,229)      (55,582,910)
                                                                    ------------
--    --------------

5,907,196        (9,152,099)
                                                                    ------------
--    --------------
NET INCREASE / (DECREASE) IN NET ASSETS
5,907,196        (9,152,099)
NET ASSETS
   Beginning of period
103,498,861       112,650,960
                                                                    ------------
--    --------------
   End of period                                                    $
109,406,057    $  103,498,861

==============    ==============

FUND SHARE TRANSACTIONS
   Sold
53,248,848        45,621,857
   Reinvestment of distributions
2,402,577           808,954
   Redeemed
(49,744,229)      (55,582,910)
                                                                    ------------
--    --------------
      Net increase / (decrease) from fund share transactions
5,907,196        (9,152,099)

==============    ==============
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                                  $
2,404,279    $      809,424
                                                                    ------------
--    --------------
                                                                    $
2,404,279    $      809,424

==============    ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2005

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Summit Mutual Funds, Inc. ("Summit Mutual Funds") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Summit Mutual Funds is offered in two series, the Pinnacle Series and the Apex Series. The results of the Apex Series are presented herein. The Class I shares of the Apex Series (the "Series") are offered without sales charge to institutional and retail investors. Effective October 1, 2004, two funds began offering a Class A share, which includes a front-end sales charge (see Note 3). These funds are also offered to insurance company exempt separate accounts, including The Union Central Life Insurance Company (parent company of Summit Investment Partners Inc., the Adviser). The Series' shares are offered in six different funds - Nasdaq-100 Index Fund, Everest Fund, Bond Fund, Short-term Government Fund, High Yield Bond Fund, and Money Market Fund (individually "Fund", collectively "Funds"). The Nasdaq-100 Index Fund seeks investment results that correspond to the total return performance of U.S. common stocks as represented by its respective index. The Everest Fund primarily seeks long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. The Bond Fund seeks as high a level of current income as is consistent with reasonable investment risk, by investing primarily in long-term, fixed-income, investment-grade corporate bonds. The Short-term Government Fund seeks to provide a high level of current income and preservation of capital by investing 100% of its total assets in bonds issued by the U.S. government and its agencies. The High Yield Bond Fund seeks high current income and capital appreciation, secondarily, by investing primarily in high yield, high risk bonds, with intermediate maturities. The Money Market Fund seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. The results of the Fund(s) for your investment product are included herein.

On November 8, 2004, the Board of Directors approved a plan of Liquidation for the Total Stakeholder Impact Fund. A majority of shareholders approved the plan on January 14, 2005 and the fund was liquidated.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITIES VALUATION - Securities held in each Fund, except for money market instruments maturing in 60 days or less, are valued as follows: Securities traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange), or listed on the NASDAQ National Market System, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Alternatively, NASDAQ listed securities may be valued on the basis of the NASDAQ Official Closing Price. Securities traded only in the over-the-counter market are valued at the last bid price, as of the close of trading on the New York Stock Exchange, quoted by brokers that make markets in the securities. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Money market instruments maturing in 60 days or less are valued at amortized cost, which approximates market value.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All amortization of discount and premium is recognized currently under the effective interest method. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes. Paydown gains and losses on mortgage and asset-backed securities are presented as interest income.

FEDERAL TAXES - Each Fund contemplates declaring as dividends each year all, or substantially all, of its taxable income, including net capital gains (the excess of long-term capital gains over short-term capital losses). Capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. Shareholders will be subject to income taxes on these distributions regardless of whether they are paid in cash or reinvested in additional Fund shares. Distributions attributable to the net capital gains of a Fund will be taxable to the shareholder as long-term capital gains, regardless of how long the shareholder has held the Fund shares. Other Fund distributions will generally be taxable as ordinary income. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, Fund shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Funds' distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state. Shareholders should consult their tax advisers regarding the tax status of distributions in their state and locality.

It is the intent of Summit Mutual Funds to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains. Accordingly, no provision for federal or state income taxes has been recorded.

DISTRIBUTIONS - Distributions from net investment income in all fixed income Funds, except the Money Market Fund, are generally declared and paid quarterly. Distributions from net investment income of the Money Market Fund are declared daily and paid monthly. Equity Funds generally declare and pay dividends annually. Net realized capital gains are distributed periodically, no less frequently than annually. Distributions are recorded on the ex-dividend date. All distributions are reinvested in additional shares of the respective Fund at the net asset value per share unless you notify Summit Mutual Funds that you elect to receive distributions in cash.

The amounts of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

EXPENSES - Allocable expenses of Summit Mutual Funds are charged to each Fund based on the ratio of the net assets of each Fund to the combined net assets of Summit Mutual Funds. Nonallocable expenses are charged to each Fund based on specific identification.

FOREIGN CURRENCY - Summit Mutual Funds' accounting records are maintained in U.S. dollars. Funds may purchase foreign securities within certain limitations set forth in the Prospectus. Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars at the spot rate at the close of the London Market. Summit Mutual Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the underlying fluctuation in the securities resulting from market prices. All are included in net realized and unrealized gain or loss for investments.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulations of foreign securities markets and the possibility of political and economic instability.

FUTURES CONTRACTS - Certain Funds may enter into futures contracts for hedging purposes, including protecting the price or interest rate of securities that the Fund intends to buy, that relate to securities in which it may directly invest and indices comprised of such securities may purchase and write call and put options on such contracts. Each eligible Fund may invest up to 20% of its assets in such futures and/or options. The Nasdaq-100 Index and Everest Funds may invest up to 100% of their assets in such futures and/or options until each Fund reaches $50 million in net assets. These contracts provide for the sale of a specified quantity of a financial instrument at a fixed price at a future date. When the Funds enter into a futures contract, they are required to deposit, or designate and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Under terms of the contract, the Funds agree to receive from or pay to the broker an amount equal to the daily fluctuation in the value of the contract (known as the variation margin). The variation margin is recorded as unrealized gain or loss until the contract expires or is otherwise closed, at which time the gain or loss is realized. The Funds invest in futures as a substitute to investing in the common stock positions in the Index that they intend to match. The potential risk to the Funds is that the change in the value in the underlying securities may not correlate to the value of the contracts.

FUND SECURITIES LOANED - The Funds (except the Money Market Fund) lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. Income from securities lending is included in "Other Income" on the Statement of Operations. Collateral is maintained at not less than 100% of the current market value of loaned securities. Although the risk of lending is mitigated by the collateral, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. In addition to cash collateral, the Funds may accept noncash collateral consisting of government securities and irrevocable letters of credit from domestically domiciled banks.

NOTE 2 - TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEES - Summit Mutual Funds pays investment advisory fees to Summit Investment Partners, Inc. (the "Adviser"), under terms of an Investment Advisory Agreement (the "Agreement"). Certain officers and directors of the Adviser are affiliated with Summit Mutual Funds. Summit Mutual Funds pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Fund on a daily basis.

SELECTION AND APPROVAL FACTORS - At its November 8, 2004 meeting, the Board of Directors renewed the Adviser's contract and approved the advisory fees at the same level as in the prior year. The following factors, among others, were considered in the Board's decision: (1) The nature, extent and quality of the services provided by the Adviser have been consistent and continue to meet the standards established by the Board; (2) The investment performance of the Funds, when compared to industry rankings and other criteria, in all cases exceeded the 50th percentile; (3) The costs and profitability of the services provided by the Adviser were analyzed, and the Board determined that staff compensation (the largest cost component) was appropriate to maintain continuity in service, and that the Adviser's profitability was in line with industry standards; (4) The Board discussed economies of scale and determined that they have not been achieved and are not expected in the near term because of the relatively small size of the Funds; and (5) Fee levels were determined to be competitive and reflective of current industry and Adviser conditions. The structure and level of fees will be addressed as economies of scale are realized to the benefit of shareholders.

ADMINISTRATION FEES - Summit Mutual Funds pays the Adviser to perform certain administration services. The Fund shall pay the Adviser as full compensation for all facilities and services furnished a fee computed separately for each portfolio of the Fund.

DIRECTORS' FEES - Each director who is not affiliated with the Adviser receives fees from Summit Mutual Funds for service as a director. Members of the Board of Directors who are not affiliated with the Adviser are eligible to participate in a deferred compensation plan. The value of each director's deferred compensation account will increase or decrease at the same rate as if it were invested in shares of the Summit Money Market Fund.

Summit Investment Partners, Inc. is a wholly-owned subsidiary of Union Central. On or about January 28, 2005, the boards of directors of Union Central and The Ameritas Acacia Companies of Lincoln, Nebraska voted to combine at the mutual holding company level. This transaction is subject to appropriate regulatory approval and the approval of the members and policyholders of both insurance companies

On or about January 28, 2005, the boards of directors of Union Central and The Ameritas Acacia Companies of Lincoln, Nebraska voted to combine at the mutual holding company level. This transaction has been approved by the members and policyholders of both insurance companies, but is subject to appropriate regulatory approval. The Ohio Department of Insurance Public Hearing was held on October 21, 2005. The Department has 60 days from the date of the hearing to approve or disapprove the merger. The anticipated effective date of the merger is January 1, 2006.

NOTE 3 - MULTIPLE CLASSES OF SHARES

The Nasdaq-100 Index and Everest Funds offer a second class of shares (Class A). The Class A shares are subject to a Distribution and Shareholder Service Plan ("12b-1 Plan"), which was approved by the Funds' Board of Directors effective March 1, 2002. The 12b-1 Plan provides that each 12b-1 Plan class shall pay to the Series' Distributor, Carillon Investments, Inc., a fee for payments the Distributor makes to banks, financial planners, retirement plan service providers, broker/dealers and other institutions for distribution assistance and/or shareholder services in connection with the 12b-1 Plan class shares. The fee shall be in an amount not to exceed on an annual basis 0.25% of the average daily net asset value of each 12b-1 Plan class. Since the fee is paid out of the assets or income of the 12b-1 Plan Class on an ongoing basis, over time the fee will increase the cost and reduce the return of an investment.

The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects, except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required. Income, non-class specific expenses, and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

As of October 1, 2004, the Nasdaq-100 Index and Everest Funds replaced Class F shares with a different class of shares (Class A). The Class A shares are subject to a 12b-1 Plan, as described in Note 3. In addition, Class A shares have a front-end sales load. Additionally effective October 1, 2004, Quasar Distributors, LLC. is the Series' Distributor.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
SUMMIT MUTUAL FUNDS, INC.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Summit Mutual Funds, Inc. - Apex Series (the "Funds"), including the Nasdaq-100 Index Fund, Everest Fund, Bond Fund, Short-term Government Fund, High Yield Bond Fund and Money Market Fund, as of September 30, 2005, and the related statements of operations, changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of September 30, 2005, the results of their operations, the changes in their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
Chicago, Illinois
November 14, 2005

                                         SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                          MANAGEMENT OF THE FUND

                             DIRECTORS AND OFFICERS

INDEPENDENT DIRECTORS


NUMBER OF
                                          TERM OF
PORTFOLIOS IN         OTHER
                          POSITION(S)   OFFICE AND
FUND COMPLEX      DIRECTORSHIPS
                           WITH THE      LENGTH OF            PRINCIPAL
OCCUPATION(S)            OVERSEEN BY        HELD BY
NAME, AGE AND ADDRESS(1)     FUND       TIME SERVED            DURING PAST FIVE
YEARS             DIRECTOR          DIRECTOR
--------------------------------------------------------------------------------
---------------------------------------------------
Theodore H. Emmerich     Director     Director       Consultant; former Partner,
Ernst &             15       American Financial
(79)                                  since 1987     Whinney, Accountants
Group

Yvonne L. Gray           Director     Director       Chief Operating Officer,
United Way of          15
(54)                                  since 1999     Greater Cincinnati (Social
Services
                                                     Provider); prior thereto,
Vice President/
                                                     Trust Operations Officer,
Fifth Third
                                                     Bank; former Audit Manager,
Price
                                                     Waterhouse (Accounting
Firm)

Michael K. Keating       Director     Director       Managing Director, Keating
Vollmer & Co.        15
(50)                                  since 2005     LLC (Private Equity
Investment Firm)

David C. Phillips        Director     Director       Co-Founder, Cincinnati
Works Inc. (Job          15       Meridian Bioscience,
(67)                                  since 2001     Placement); prior thereto,
Chief Executive               Inc.; Cintas, Inc.
                                                     Officer, Downtown
Cincinnati Inc.
                                                     (Economic Revitalization of
Cincinnati)

Mary W. Sullivan         Director     Director       Attorney, Peck, Shaffer &
Williams LLP          15       Franklin Savings and
(48)                                  since 2001     (Law Firm)
Loan Co.; First

Franklin Corporation

INTERESTED DIRECTORS AND OFFICERS


NUMBER OF
                                          TERM OF
PORTFOLIOS IN        OTHER
                          POSITION(S)   OFFICE AND
FUND COMPLEX      DIRECTORSHIPS
                           WITH THE      LENGTH OF            PRINCIPAL
OCCUPATION(S)            OVERSEEN BY        HELD BY
NAME, AGE AND ADDRESS(1)     FUND       TIME SERVED            DURING PAST FIVE
YEARS             DIRECTOR          DIRECTOR
--------------------------------------------------------------------------------
---------------------------------------------------
Steven R. Sutermeister*  Director,    Director       Senior Vice President,
Union Central;           15       Carillon Investments,
(51)                     President    since 1999     President and Chief
Executive Officer,                   Inc.; Summit
                         and Chief                   Adviser.
Investment Partners,
                         Executive
Inc.; Union Central
                         Officer
Mortgage Funding,

Inc.

John F. Labmeier         Vice         Officer        Vice President, Associate
General               NA       NA
1876 Waycross Rd.        President    since 1990     Counsel and Assistant
Secretary, Union
Cincinnati, OH 45240     and                         Central; Vice President and
Secretary,
(56)                     Secretary                   Carillon Investments, Inc.;
Secretary,
                                                     Adviser

Thomas G. Knipper        Vice         Officer        Treasurer and Chief
Compliance                  NA       NA
(48)                     President,   since 1995     Officer, Adviser
                         Controller
                         and
                         Chief
                         Compliance
                         Officer

Gerald Q. Herbert        Treasurer    Officer        Director of Finance and
Accounting,             NA       NA
(38)                                  since 2005     Adviser; prior thereto,
Controller,
                                                     General Factory Supplies
Co.

John M. Lucas            Assistant    Officer        Second Vice President,
Counsel and              NA       NA
1876 Waycross Rd.        Secretary    since 1990     Assistant Secretary, Union
Central
Cincinnati, OH 45240
(54)

----------
(1) Except as otherwise indicated, the business of each listed person is 312 Elm St., Ste. 1212, Cincinnati, OH 45202
* Mr. Sutermeister may be considered to be an "interested person" of the Fund (within the meaning of the Investment Company Act of 1940) because of his affiliation with the Adviser.

The Summit Pinnacle Series is distributed to insurance company's separate accounts available in variable annuity and variable universal life insurance products. Summit Pinnacle Series is distributed by Carillon Investments, Inc., Cincinnati, Ohio, Member SIPC. The Pinnacle Series consists of the following
Portfolios:

      EQUITY INDEX ACCOUNTS
      S&P 500 Index Portfolio
      S&P MidCap 400 Index Portfolio
      Russell 2000 Small Cap Index Portfolio
      Nasdaq-100 Index Portfolio
      EAFE International Index Portfolio

      FIXED INCOME & BALANCED INDEX ACCOUNT
      Balanced Index Portfolio
      Lehman Aggregate Bond Index Portfolio

      MANAGED ACCOUNTS
      Zenith Portfolio
      Bond Portfolio

The Summit Apex Series is a family of Mutual Funds intended for institutional and retail accounts. For more complete information about the Summit Mutual Funds' Apex Series, including charges and expenses, call 888-259-7565 for a prospectus. Please read it carefully before you invest or send money. Summit Apex Series is distributed by Quasar Distributors, LLC. Milwaukee, Wisconsin Member SIPC. The Apex Series consists of the following Funds:

      EQUITY INDEX ACCOUNTS
      Nasdaq-100 Index Fund

      MANAGED ACCOUNTS
      Everest Fund
      Bond Fund
      Short-term Government Fund
      High Yield Bond Fund

      STABLE VALUE ACCOUNT
      Money Market Fund

Please visit our Website at www.summitfunds.com to learn more about the Summit Mutual Funds.

[SUMMIT MUTUAL FUNDS LOGO]

SMFI 573APEX 09-05

ITEM 2.   CODE OF ETHICS

As of the end of the period covered by this report
(September 30, 2005), the Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer/controller.


ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT

The Audit Committee of the Summit Mutual Funds, Inc. Board of Directors has named the following financial experts:

     - Theodore H. Emmerich, Independent Director
     - Yvonne L. Gray, Independent Director
     - David C. Phillips, Independent Director

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES

                                            Fiscal Year Ended 9/30
                                            -----------------------
                                             2005           2004
                                           --------       --------
(a) Audit Fees                             $ 99,760       $100,750
(b) Audit-related Fees                      -              -
(c) Tax Fees                                -              -
(d) All Other Fees                          -              -
(e) (1) Pre-approval Policy* (see below)
(e) (2) % above that were pre-approved      0%             0%
(f) If greater than 50%, disclose hrs.      N/A            N/A
(g) Non-audit fees rendered to Adviser
    (or affiliate that provided services
     to the Funds).                         169,800         71,250
(h) Disclose whether the Audit Committee
    has considered whether the provisions
    of non-audit services rendered to the
    Adviser that were NOT pre-approved is
    compatible with maintaining the
    auditor's independence.                 Yes            Yes

*(e) (1) The following discloses the audit committee's pre-approval policies and procedures, as set forth in the Audit Committee Charter:

     "(c) The Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Fund by the Accountant, including the fees therefor. The Committee may delegate to one or more of its members the authority to grant pre-approvals. In connection with such delegation, the Committee shall establish pre-approval policies and procedures, including the requirement that the decisions of any member to whom authority is delegated under this section (c) shall be presented to the full Committee at its next scheduled meeting.

      (d) Pre-approval for a non-audit service shall not be required if: (1) the aggregate amount of all such non-audit services is not more than 5% of the total revenues paid by the Fund to the Accountant in the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Fund at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by one or more members of the Committee to whom authority to grant such approvals has been delegated by the Committee.

      (e) The Committee shall pre-approve the Accountant's engagements for non-audit services with the Adviser and any affiliate of the Adviser that provides ongoing services to the Fund in accordance with paragraph (c) above, if the engagement relates directly to the operations and financial reporting of the Fund, unless the aggregate amount of all services provided constitutes no more than 5% of the total amount of revenues paid to the Accountant by the Fund, the Adviser and any affiliate of the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be pre-approved by the Committee pursuant to this paragraph (without regard to this exception)."

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS

Included in Report to Shareholders.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
          CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
          COMPANIES

Not applicable.

ITEM 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END
          MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES

(a) The Registrant's President and Controller have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.  EXHIBITS

          (1)  Code of Ethics, filed herewith.
          (2) Certifications pursuant to Rule 30a-2(a) under the Act filed herewith.
          (3) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Summit Mutual Funds, Inc.

By:   /s/ Steven R. Sutermeister
      -------------------------------------------
      Steven R. Sutermeister, President

Date:    December 1, 2005
      -------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Steven R. Sutermeister
      -------------------------------------------
      Steven R. Sutermeister, President

Date:   December 1, 2005
      -------------------------------------------

By:   /s/ Thomas G. Knipper
      -------------------------------------------
      Thomas G. Knipper, Controller

Date:   December 1, 2005
      -------------------------------------------